333-85511
                                                          File Nos. 811-7547
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


REGISTRATION  STATEMENT  UNDER  THE SECURITIES ACT OF 1933                 [ ]
      Pre-Effective   Amendment  No.                                       [ ]
      Post-Effective  Amendment  No. 2                                     [X]
REGISTRATION  STATEMENT  UNDER  THE INVESTMENT COMPANY ACT OF 1940         [ ]
      Amendment  No.  11                                                   [X]


                        (Check appropriate box or boxes.)

     Valley Forge Life Insurance Company Variable Annuity Separate Account
     _____________________________________________________________________
     (Exact Name of Registrant)

     Valley Forge Life Insurance Company
     ___________________________________
     (Name of Depositor)


     CNA Plaza, 43 South, Chicago, Illinois                         60685
     ____________________________________________________________   __________
     (Address of Depositor's Principal Executive Offices)           (Zip Code)


Depositor's Telephone Number, including Area Code (312) 822-6597


  Name and Address of Agent for Service
          Jonathan D. Kantor
          Senior Vice President, General
          Counsel and Secretary
          Valley Forge Life Insurance Company
          CNA Plaza, 43 South
          Chicago, Illinois 60685

     Copies to:
          Judith A. Hasenauer
          Blazzard, Grodd & Hasenauer, P.C.
          4401 West Tradewinds Avenue
          Suite 207
          Lauderdale by the Sea, FL  33308
          (954) 771-7909

It is proposed that this filing will become effective:

   ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on May 1, 2000 pursuant to paragraph (b) of Rule 485
   ___ 60 days after filing pursuant to paragraph (a) (1) of Rule 485
   ___ on (date) pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following:

   ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered:
       Variable Annuity Contracts



                              CROSS REFERENCE SHEET
                             (Required by Rule 495)

Item No.                                                 Location
--------                                                 --------

                                     PART A
Item 1.   Cover Page                                     Cover Page

Item 2.   Definitions                                    Index of Special of Terms

Item 3.   Synopsis                                       Highlights

Item 4.   Condensed Financial Information                Not Applicable

Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies             The Company,
                                                         Investment Choices


                       CROSS REFERENCE SHEET (CONT'D)
                            (Required by Rule 495)

Item No.                                                 Location
--------                                                 --------

Item 6.   Deductions and Expenses                        Expenses

Item 7.   General Description of Variable                The Annuity Contract
          Annuity Contracts

Item 8.   Annuity Period                                 Annuity Provisions

Item 9.   Death Benefit                                  Death Benefit

Item 10.  Purchases and Contract Value                   Purchase, Contract Value

Item 11.  Redemptions                                    Access to Your Money

Item 12.  Taxes                                          Taxes

Item 13.  Legal Proceedings                              Not Applicable

Item 14.  Table of Contents of the Statement of          Other Information
          Additional Information



                                     PART B

Item 15.  Cover Page                                     Cover Page

Item 16.  Table of Contents                              Table of Contents

Item 17.  General Information and History                Company

Item 18.  Services                                       Not Applicable

Item 19.  Purchase of Securities Being Offered           Not Applicable

Item 20.  Underwriters                                   Distribution

Item 21.  Calculation of Performance Data                Performance Information

Item 22.  Annuity Payments                               Annuity Provisions

Item 23.  Financial Statements                           Financial Statements



                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.


                                  PART A


                       VALLEY FORGE LIFE INSURANCE COMPANY

                       VALLEY FORGE LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                   FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

This prospectus describes the variable annuity contract offered by Valley Forge Life Insurance Company (we, us, our). This is a deferred variable annuity contract and provides for accumulation of contract values and annuity payments on a fixed and variable basis.

The contract has a number of investment choices (fixed accounts and variable investment options). The fixed accounts provide an investment rate guaranteed by us. You can put your money in the fixed accounts and/or any of the following investment options which are offered through our variable account, Valley Forge Life Insurance Company Variable Annuity Separate Account. Some of the investment options may not be available in your state.

FEDERATED INSURANCE SERIES
Advised by Federated Investment Management Company
Federated High Income Bond Fund II
Federated Prime Money Fund II
Federated Utility Fund II

THE ALGER AMERICAN FUND
Advised by Fred Alger Management, Inc.
Alger American Growth Portfolio
Alger American Mid-Cap Growth Portfolio
Alger American Small Capitalization Portfolio
Alger American Leveraged AllCap Portfolio

FIRST EAGLE SOGEN VARIABLE FUNDS, INC. (formerly, SoGen Variable Funds, Inc.) Advised by Arnhold and S. Bleichroeder Advisers, Inc.
First Eagle SoGen Overseas Variable Fund (formerly, SoGen Overseas Variable
Fund)

VAN ECK WORLDWIDE INSURANCE TRUST
Advised by Van Eck Associates Corporation
Van Eck Worldwide Emerging Markets Fund
Van Eck Worldwide Hard Assets Fund

VARIABLE INSURANCE PRODUCTS FUND (VIP) and
VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
Advised by Fidelity Management & Research Company
Fidelity VIP II Asset Manager Portfolio
Fidelity VIP II Contrafund Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP II Index 500 Portfolio

MFS VARIABLE INSURANCE TRUST
Advised by MFS Investment Management
MFS Emerging Growth Series
MFS Growth With Income Series
MFS Research Series
MFS Total Return Series

JANUS ASPEN SERIES, Institutional Shares
Advised by Janus Capital Corporation
Janus Aspen Capital Appreciation Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Flexible Income Portfolio
Janus Aspen International Growth Portfolio
Janus Aspen Worldwide Growth Portfolio

ALLIANCE VARIABLE PRODUCTS SERIES FUND, Class B Shares
Advised by Alliance Capital Management, L.P.
Alliance Premier Growth Portfolio
Alliance Growth and Income Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
Advised by American Century Investment Management, Inc.
American Century VP Income & Growth Fund
American Century VP Value Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
 TRUST, CLASS 2 SHARES*
Advised by Templeton Asset Management Ltd.
Templeton Developing Markets Securities Fund (formerly, Templeton
Developing Markets Fund)
Advised by Templeton Investment Counsel, Inc.
Templeton Asset Strategy Fund (formerly, Templeton Asset Allocation
Fund)

*Effective May 1, 2000, the funds of Templeton Variable Products Series Fund were merged into similar funds of Franklin Templeton Variable Insurance Products Trust.

LAZARD RETIREMENT SERIES
Advised by Lazard Asset Management
Lazard Retirement Equity Portfolio
Lazard Retirement Small Cap Portfolio

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (formerly, Morgan Stanley Dean Witter Universal Funds, Inc.)
Advised by Morgan Stanley Asset Management Inc.
Morgan Stanley International Magnum Portfolio
Morgan Stanley Emerging Markets Equity Portfolio


Please read this Prospectus before investing. You should keep it for future reference. It contains important information about the contract.

The expenses for a contract with immediate interest payments are higher than a contract without immediate interest payments and the amount of the immediate interest payments may be more than offset by the additional expenses attributable to the immediate interest payments.

To learn more about the contract, you can obtain a copy of the Statement of Additional Information (SAI) (dated May 1, 2000). The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on page _ of this prospectus. For a free copy of the SAI, call us at
(800) 262-1755 or write to: Valley Forge Life, Administrative Office, 100 CNA Drive, Nashville, TN 37214.

The Contracts:

         *  are not bank deposits.
         *  are not federally insured.
         *  are not endorsed by any bank or governmental agency.
         *  are not guaranteed and may be subject to loss of principal.

The SEC has not approved or disapproved these securities or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.


May 1, 2000




                                TABLE OF CONTENTS

                                                                            Page
INDEX OF SPECIAL TERMS
HIGHLIGHTS
TABLE OF FEES AND EXPENSES
THE COMPANY
THE ANNUITY CONTRACT
PURCHASE
INVESTMENT CHOICES
EXPENSES
CONTRACT VALUE
WITHDRAWALS
DEATH BENEFIT
ANNUITY PROVISIONS
TAXES
PERFORMANCE
OTHER INFORMATION



                             INDEX OF SPECIAL TERMS

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. We indicated below the page in which we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                                            Page

Accumulation Period
Accumulation Unit
Annuitant
Annuity Date
Annuity Payment Options
Annuity Payments
Annuity Period
Annuity Unit
Beneficiary
Investment Options
Non-Qualified
Qualified

                                   HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company. The contract provides a means for investing on a tax-deferred basis in our fixed account options and investment options. The contract is intended for retirement savings or other long-term investment purposes. We will issue the contract as an individual contract in most states; and as a certificate under a group annuity contract in other states.

The contract has an immediate interest feature in which we will add an additional 3% to each purchase payment you make during the first contract year.

The contract, as in all deferred annuity contracts, has two phases: the accumulation period and the annuity period. During the accumulation period, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation period, we may also assess a withdrawal charge of up to 7%. The annuity period occurs when you begin receiving regular payments from your contract.

You can choose to receive annuity payments on a variable basis, a fixed basis, or a combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the investment options you select for the annuity period. If you choose fixed payments, the amount of the fixed annuity payments are level for the annuity period.

Free Look. If you cancel the contract within 10 days after receiving it (or whatever period is required in your state), we will cancel the contract without charging a withdrawal fee. You will receive whatever your contract is worth on the day that we receive your request. This amount may be more or less than your original payment. We will return your original payment if required by law.

Tax Penalty. The earnings in your contract are not taxed until you take money out of your contract. If you take money out during the accumulation period, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the annuity period are considered partly a return of your original investment.

Inquiries.  If you need more information, please contact us at:

                   Valley Forge Life Insurance Company
                   100 CNA Drive
                   Nashville, TN 37214
                   (800) 262-1755


                           TABLE OF FEES AND EXPENSES

Owner Transaction Expenses

Withdrawal Charge: (as a percentage of purchase payments withdrawn) (See Note 2)

                     Number of Contract Years
                  From Receipt of Purchase Payment           Withdrawal Charge
                           1                                           7%
                           2                                           7%
                           3                                           6%
                           4                                           6%
                           5                                           5%
                           6                                           4%
                           7                                           3%
                           8 and thereafter                            0%

Transfer Fee:                                                 No charge for the first 12 transfers in a
                                                              contract year during the accumulation period;
                                                              thereafter, the fee is $25 per transfer.  There is
                                                              no charge for the 4 allowable transfers in a
                                                              contract year during the annuity period.

Contract Maintenance Charge: (See Note 3)                     $30 per contract year.

Variable Account Annual Expenses
(as a percentage of average variable account value)

Product Expense Charge (mortality and expense
risk charge and administrative charge): (See Note 4)          1.40%

Investment Option Expenses: (as a percentage of the average daily net assets of an investment option)

                                                                                Other            Total Annual
                                                                                Expenses (after  Expenses (after
                                                                                waivers and/or   waivers and/or
                                                                                reimbursements   reimbursements
                                                                                with respect     with respect
                                                                                to certain       to certain
                                                          Management     12b-1  investment       investment
                                                         (Advisory Fees) Fees   options)         options)
                                                         --------------- ----   --------       --------
Federated Insurance Series (See Note 6)
Federated High Income Bond Fund II                            0.60%            0.19%            0.79%
Federated Prime Money Fund II                                 0.50%            0.23%            0.73%
Federated Utility Fund II                                     0.75%            0.19%            0.94%


The Alger American Fund
Alger American Growth Portfolio                               0.75%            0.04%            0.79%
Alger American Mid-Cap Growth Portfolio                       0.80%            0.05%            0.85%
Alger American Small Capitalization Portfolio                 0.85%            0.05%            0.90%
Alger American Leveraged AllCap Portfolio (See Note 7)        0.85%            0.08%            0.93%

First Eagle SoGen Variable Funds, Inc. (See Note 8)
First Eagle SoGen Overseas Variable Fund                      0.75%            0.75%            1.50%

Van Eck Worldwide Insurance Trust
Van Eck Worldwide Emerging Markets Fund (See Note 9)          1.00%            0.34%            1.34%
Van Eck Worldwide Hard Assets Fund                            1.00%            0.26%            1.26%

Variable Insurance Products Fund (VIP) and Variable
Insurance Products Fund II (VIP II), Initial Class (See Note 10)
Fidelity VIP II Asset Manager Portfolio                       0.53%            0.09%            0.62%
Fidelity VIP II Contrafund                                    0.58%            0.07%            0.65%
Fidelity VIP Equity-Income                                    0.48%            0.08%            0.56%
Fidelity VIP Index 500 Portfolio                              0.24%            0.04%            0.28%

MFS Variable Insurance Trust (See Note 11)
MFS Emerging Growth Series                                    0.75%            0.09%            0.84%
MFS Growth With Income Series                                 0.75%            0.13%            0.88%
MFS Research Series                                           0.75%            0.11%            0.86%
MFS Total Return Series                                       0.75%            0.15%            0.90%

Janus Aspen Series, Institutional Shares (See Note 12)
Janus Aspen Capital Appreciation Portfolio                    0.65%            0.04%            0.69%
Janus Aspen Growth Portfolio                                  0.65%            0.02%            0.67%
Janus Aspen Balanced Portfolio                                0.65%            0.02%            0.67%
Janus Aspen Flexible Income Portfolio                         0.65%            0.07%            0.72%
Janus Aspen International Growth Portfolio                    0.65%            0.11%            0.76%
Janus Aspen Worldwide Growth Portfolio                        0.65%            0.05%            0.70%

Alliance Variable Products Series Fund, Class B Shares
Alliance Premier Growth Portfolio                             1.00%     0.25%  0.04%            1.29%
Alliance Growth and Income Portfolio                          0.63%     0.25%  0.09%            0.97%

American Century Variable Portfolios, Inc. (See Note 13)
American Century VP Income & Growth Fund                      0.70%       -     0.00%            0.70%
American Century VP Value Fund                                1.00%       -     0.00%            1.00%

Franklin Templeton Variable Insurance
Products Trust, Class 2 Shares (See Note 14)
Templeton Developing Markets Securities
  Fund (see Note 15)                                          1.25%    0.25%    0.31%            1.81%
Templeton Asset Strategy Fund (see Note 15)                   0.60%    0.25%    0.18%            1.03%

Lazard Retirement Series (See Note 16)
Lazard Retirement Equity Portfolio                            0.75%    0.25%    0.25%            1.25%
Lazard Retirement Small Cap Portfolio                         0.75%    0.25%    0.25%            1.25%

The Universal Institutional Funds, Inc. (See Note 17)
Morgan Stanley International Magnum Portfolio                 0.29%       -     0.87%            1.16%
Morgan Stanley Emerging Markets Equity Portfolio              0.42%       -     1.37%            1.79%


Examples

The examples below are designed to help you to understand the expenses in a contract. You should not consider these examples to represent the actual expenses you would pay. The actual expenses may be greater or less than those shown.

If you surrendered your contract after the end of the specified time period, you would pay the following aggregate expenses on a $1,000 investment, assuming a 5% annual return:



Investment Option                                            1 Year        3 Years      5 Years      10 Years
-----------------                                            ------        -------      -------      --------

Federated High Income Bond Fund II                            $ 96          $140        $186         $290
Federated Prime Money Fund II                                 $ 95          $138        $183         $284
Federated Utility Fund II                                     $ 98          $145        $194         $306
Alger American Growth Portfolio                               $ 96          $140        $186         $290
Alger American Mid-Cap Growth Portfolio                       $ 97          $142        $190         $296
Alger American Small Capitalization Portfolio                 $ 97          $143        $192         $302
Alger American Leveraged AllCap Portfolio                     $ 97          $144        $194         $305
First Eagle SoGen Overseas Variable Fund                      $103          $162        $223         $363
Van Eck Worldwide Emerging Markets Fund                       $102          $157        $215         $347
Van Eck Worldwide Hard Assets Fund                            $101          $155        $211         $339
Fidelity VIP Equity-Income Portfolio                          $ 94          $133        $174         $265
Fidelity VIP II Asset Manager Portfolio                       $ 94          $134        $177         $272
Fidelity VIP II Contrafund                                    $ 95          $135        $179         $275
Fidelity VIP II Index 500 Portfolio                           $ 91          $124        $159         $234
MFS Emerging Growth Series                                    $ 97          $141        $189         $295
MFS Growth With Income Series                                 $ 97          $143        $191         $300
MFS Research Series                                           $ 97          $142        $190         $297
MFS Total Return Series                                       $ 97          $143        $192         $302
Janus Aspen Capital Appreciation Portfolio                    $ 95          $137        $181         $279
Janus Aspen Growth Portfolio                                  $ 95          $136        $180         $277
Janus Aspen Balanced Portfolio                                $ 95          $136        $180         $277
Janus Aspen Flexible Income Portfolio                         $ 95          $138        $183         $283
Janus Aspen International Growth Portfolio                    $ 96          $139        $185         $287
Janus Aspen Worldwide Growth Portfolio                        $ 95          $137        $182         $280
Alliance Premier Growth Portfolio                             $101          $156        $213         $342
Alliance Growth and Income Portfolio                          $ 98          $146        $196         $309
American Century VP Income & Growth Fund                      $ 95          $137        $182         $280
American Century VP Value Fund                                $ 98          $146        $197         $312
Templeton Developing Markets Securities Fund, Class 2         $107          $172        $239         $393
Templeton Asset Strategy Fund, Class 2                        $ 99          $147        $199         $315
Lazard Retirement Equity Portfolio                            $101          $154        $210         $338
Lazard Retirement Small Cap Portfolio                         $101          $154        $210         $338
Morgan Stanley International Magnum Portfolio                 $100          $152        $206         $329
Morgan Stanley Emerging Markets Equity Portfolio              $106          $171        $238         $391


If you do not surrender your contract after the end of the specified time period or if you begin receiving annuity payments you would pay the following aggregate expenses on the same investment:

Investment Option                                           1 Year        3 Years              5 Years       10 Years
-----------------                                           ------        -------              -------        -----

Federated High Income Bond Fund II                            $26           $ 80                 $136         $290
Federated Prime Money Fund II                                 $25           $ 78                 $133         $284
Federated Utility Fund II                                     $28           $ 85                 $144         $306
Alger American Growth Portfolio                               $26           $ 80                 $136         $290
Alger American Mid-Cap Growth Portfolio                       $27           $ 82                 $140         $296
Alger American Small Capitalization Portfolio                 $27           $ 83                 $142         $302
Alger American Leveraged AllCap Portfolio                     $27           $ 84                 $144         $305
First Eagle SoGen Overseas Variable Fund                      $33           $102                 $173         $363
Van Eck Worldwide Emerging Markets Fund                       $32           $ 97                 $165         $347
Van Eck Worldwide Hard Assets Fund                            $31           $ 95                 $161         $339
Fidelity VIP Equity-Income Portfolio                          $24           $ 73                 $124         $265
Fidelity VIP II Asset Manager Portfolio                       $24           $ 74                 $127         $272
Fidelity VIP II Contrafund                                    $25           $ 75                 $129         $275
Fidelity VIP II Index 500 Portfolio                           $21           $ 64                 $109         $234
MFS Emerging Growth Series                                    $27           $ 81                 $139         $295
MFS Growth With Income Series                                 $27           $ 83                 $141         $300
MFS Research Series                                           $27           $ 82                 $140         $297
MFS Total Return Series                                       $27           $ 83                 $142         $302
Janus Aspen Capital Appreciation Portfolio                    $25           $ 77                 $131         $279
Janus Aspen Growth Portfolio                                  $25           $ 76                 $130         $277
Janus Aspen Balanced Portfolio                                $25           $ 76                 $130         $277
Janus Aspen Flexible Income Portfolio                         $25           $ 78                 $133         $283
Janus Aspen International Growth Portfolio                    $26           $ 79                 $135         $287
Janus Aspen Worldwide Growth Portfolio                        $25           $ 77                 $132         $280
Alliance Premier Growth Portfolio                             $31           $ 96                 $163         $342
Alliance Growth and Income Portfolio                          $28           $ 86                 $146         $309
American Century VP Income & Growth Fund                      $25           $ 77                 $132         $280
American Century VP Value Fund                                $28           $ 86                 $147         $312
Templeton Developing Markets Securities Fund, Class 2         $37           $112                 $189         $393
Templeton Asset Strategy Fund, Class 2                        $29           $ 87                 $149         $315
Lazard Retirement Equity Portfolio                            $31           $ 94                 $160         $338
Lazard Retirement Small Cap Portfolio                         $31           $ 94                 $160         $338
Morgan Stanley International Magnum Portfolio                 $30           $ 92                 $156         $329
Morgan Stanley Emerging Markets Equity Portfolio              $36           $111                 $188         $391


Notes to Table of Fees and Expenses and Examples

1. The purpose of the Table of Fees and Expenses is to assist you in understanding the various costs and expenses that you will incur directly or indirectly. The Table reflects expenses of the separate account as well as the investment options.

2. There are circumstances under which we will waive or reduce the withdrawal charge.

3. During the accumulation period we will waive this charge if your contract value is $50,000 or more at the time the deduction is to be made.

4. The Fee Table and contract refer to a Product Expense Charge. This charge is equivalent to the aggregate charges that until recently were referred to as a Mortality and Expense Risk Charge and an Administrative Charge by many companies issuing variable annuity contracts. Throughout this prospectus we will refer to this charge as a Product Expense Charge. Under certain circumstances we may reduce the charge.

5. The tables do not reflect any premium taxes, which generally range from 0% to 4% depending upon the state or jurisdiction.

6. The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 1999. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2000. The maximum shareholder services fee is 0.25%.

7. Included in other expenses of the Alger American Leveraged AllCap Portfolio is .01% of interest expense.

8. The annualized ratios of operating expenses to average net assets for the period ended December 31, 1999 would have been 3.32% without the effect of the investment advisory fee waiver and expense reimbursement provided by the advisor.

9. For the year ended December 31, 1999, Van Eck Associates Corporation (Adviser) agreed to waive its management fees and assume all expenses of the Fund except interest, taxes, brokerage commissions and extraordinary expenses exceeding 1.5% of average daily net assets for the period
     January 1, 1999 to May 12, 1999. For the period May 13, 1999 to December 31, 1999, the Adviser agreed to waive its management fees and assume all expenses of the Fund except interest, taxes, brokerage commissions and extraordinary expenses exceeding 1.30% of average daily net assets.
     Without such waivers and assumption of expenses, for the year ended December 31, 1999, other expenses were .54% and total annual expenses were 1.54%

10. A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds', or FMR on behalf of certain funds', custodian credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. Without these reductions, the total operating expenses presented in the table would have been .57% for Equity-Income Portfolio, .63% for Asset Manager Portfolio, and .71% for Contrafund Portfolio. FMR agreed to reimburse a portion of the Index 500 Portfolio's expenses during the period. Without this reimbursement, the Portfolio's management fee, other expenses and total expenses would have been .24%, .10% and .34%, respectively.

11. Each of these funds has an expense offset arrangement which reduces its custodian fee based upon the amount of cash it maintains with its custodian and dividend disbursing agent, and may enter into such arrangements and directed brokerage arrangements (which would also have the effect of reducing its expenses). Any such fee reductions are not reflected above under "Other Expenses" and therefore are higher than the actual expenses of the series.

12. Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for the Growth, Capital Appreciation, International Growth, Worldwide Growth, and Balanced Portfolios. All expenses are shown without the effect of expense offset arrangements.

13. The funds of American Century Variable Portfolios, Inc. have a stepped fee schedule. As a result, the funds' management fees generally decrease as the funds' assets increase.

14. The fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus. While the maximum amount payable under the fund's class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.

15. On 2/8/00, shareholders approved a merger and reorganization that combined the fund with a similar fund of the Franklin Templeton Variable Insurance Products Trust ("VIP"). VIP shareholders approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Templeton Developing Markets Securities Fund - Management Fees 1.25%, 12b-1 fees 0.25%, Other Expenses 0.29%, and Total Annual Expenses 1.79%; Templeton Asset Strategy Fund - Management Fees 0.60%, 12b-1 fees 0.25%, Other Expenses 0.14% and Total Annual Expenses 0.99%. The fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus.

16.  Effective May 1, 1999, Lazard Asset Management, the Fund's investment adviser, has agreed to waive its fee and/or reimburse the Portfolios through  December
     31, 2000 to the extent total  annual  portfolio  expenses  exceed 1.25% of the
     Portfolio's  average  daily net assets.  Absent such an agreement, the other expenses and total annual  portfolio  expenses for the year ended December 31,
     1999 would have been 4.63% and 5.63% for the Lazard Retirement Equity
     Portfolio and 6.31% and 7.31% for the Lazard Retirement Small Cap Portfolio.

17. With respect to the Universal Institutional Funds, Inc. portfolios, the investment adviser has voluntarily waived a portion or all of the management fees and reimbursed other expenses of the portfolios to the extent total operating expenses exceed the following percentages: Emerging Markets Equity Portfolio 1.75%, International Magnum Portfolio 1.15%. The adviser may terminate this voluntary waiver at any time at its sole discretion. Absent such reductions, the "Management Fees" and "Other Expenses" would have been as follows: 1.25% and 1.37%, respectively for the Emerging Markets Equity Portfolio; and 0.80% and 0.87%, respectively for the International Magnum Portfolio.




                                   THE COMPANY

Valley Forge Life Insurance Company, with its administrative office located at 100 CNA Drive, Nashville, TN 37214, is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNA"). Loews Corporation owns approximately 86% of the outstanding common stock of CNA as of December 31, 1999.

We are principally engaged in the sale of life insurance and annuities. We are licensed in the District of Columbia, Guam, Puerto Rico and all states except New York, where we are only admitted as a reinsurer.

                              THE ANNUITY CONTRACT

This prospectus describes the variable annuity contract that we are offering. An annuity is a contract between you, the owner, and us, the insurance company, in which we promise to pay you an income, in the form of annuity payments, beginning on a designated date in the future. Until you decide to begin receiving annuity payments, your annuity is in the accumulation period. Once you begin receiving annuity payments, your contract is in the annuity period.

We will issue the contract as an individual annuity contract in most states, and as a certificate under a group annuity contract in other states. As used in this prospectus, the term contract refers to either: the individual annuity contract, or to a certificate issued under a group annuity contract.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation of the assets in your contract until you take money out of your contract. The contract is called a variable annuity because you can choose among the investment options, and depending upon market conditions, you can gain or lose money in any of these options. If you elect the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation period depends upon the investment performance of the investment option(s) you elect.

You can choose to receive annuity payments on a variable basis, a fixed basis or a combination of both. If you choose variable payments, the amount of the annuity payments you receive will depend upon the investment performance of the investment option(s) you select for the annuity period. If you select to receive payments on a fixed basis, the payments you receive will remain level.

The contract was intended to be sold as a non-qualified contract to individuals seeking retirement savings or other long-term investment purposes. It can also be purchased pursuant to standard IRA, Roth IRA and 403(b) qualified plans. However, if the contract is issued pursuant to a 403(b) plan, it can only be done as a rollover.


                                    PURCHASE
Purchase Payments

A purchase payment is the money you give us to buy the contract. The minimum initial purchase payment amount we will accept is $10,000 for non-qualified contracts, and $2,000 for qualified contracts. Each subsequent purchase payment must be at least $1,000. If you participate in the Electronic Fund Transfer program, the minimum subsequent payment is $100. Unless we agree otherwise, the maximum total of all purchase payments we will accept for the contract is $1,000,000.

Immediate Interest Payments

We will add an additional 3% to each purchase payment you make during the first contract year. We refer to these amounts as immediate interest payments. Immediate interest payments will be allocated in the same way as your purchase payment.

If you make a withdrawal anytime during the first contract year, including an exercise of your Free Look Right, (except for withdrawals pursuant to the systematic withdrawal program which are not subject to the withdrawal charge), we will deduct (recapture) pro-rata the immediate interest payments from the amount you withdraw. However, we will not deduct any earnings that resulted from the immediate interest payments. After the first contract year, the immediate interest payments will vest and can be withdrawn at any time.

We reserve the right to limit immediate interest payments in the future. The immediate interest payments are subject to certain state insurance laws and may not be available in your state. An immediate interest payment and any of its investment earnings are treated as taxable income.

Contract charges are deducted from contract value. Therefore, when we credit your contract with immediate interest payments, your contract incurs expenses on the total contract value, which includes the immediate interest payment amount. If you make a withdrawal any time during the first contract year, including an exercise of the Free Look Right, you will forfeit (we will recapture) your immediate interest payments. Since the charges associated with your contract will have been assessed during the first year against the higher amount (that is, the purchase payments plus the immediate interest payment amounts), it is possible that upon surrender, particularly in a declining market, you will receive less money back than you would have if you had not received the immediate interest payment. We intend to profit from the Product Expense Charge assessed under the contract, including the Product Expense Charges assessed against contract value attributable to immediate interest payments.

We have applied to the Securities and Exchange Commission for an exemption from certain provisions of the Investment Company Act of 1940 so that we can recapture any immediate interest payments applied to a contract as described above. Until such time as we receive approval of our exemption request, we will not recapture any immediate interest payments.

Allocation of Purchase Payments

When you purchase a contract, you choose how we will apply your purchase payments among the investment options and the fixed account options. You may change the allocation of purchase payments by written notice to us. Any additional purchase payments will be allocated according to the allocation schedule in effect unless accompanied by written notice requesting a different allocation. Only whole percentages may be applied.

Free Look. If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state, which is shown on page 1 of your contract). When you cancel the contract within this time period, we will not assess a withdrawal charge. You will generally receive back whatever your contract is worth on the day we receive your request less y immediate interest payment.

In certain states, or if you have purchased the contract as an IRA, we may be required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required in your state). We reserve the right to allocate your purchase payment to a money market fund, or similar investment option, for 15 days before we allocate your first purchase payment to the investment option(s) you have selected. (In some states, the period may be longer.) If you exercise your free look right, we will return the greater of your contract value less any immediate interest payments or your purchase payments.

Allocation. Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days except as described in the paragraph before this one. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit those amounts to your contract within one business day. Our business day closes when the New York Stock Exchange's normal business day ends, usually 4:00 p.m. Eastern time.

                               INVESTMENT CHOICES

The contract offers you the choice of allocating purchase payments to one of our fixed account options or to one or more of the investment options which are listed below. Additional investment options may be available in the future.

You should read the prospectuses for these funds carefully before investing. Copies of these prospectuses are attached to this prospectus. Certain investment options contained in the fund prospectuses may not be available with your contract. Also, some of the investment options may not be available in your state.

FEDERATED INSURANCE SERIES
Advised by Federated Investment Management Company
Federated High Income Bond Fund II
Federated Prime Money Fund II
Federated Utility Fund II (seeks high current income and moderate capital appreciation by investing in securities of utility companies)

THE ALGER AMERICAN FUND
Advised by Fred Alger Management, Inc.
Alger American Growth Portfolio
Alger American Mid-Cap Growth Portfolio
Alger American Small Capitalization Portfolio
Alger American Leveraged All Cap Portfolio

FIRST EAGLE SOGEN VARIABLE FUNDS, INC. (formerly, SoGen Variable Funds, Inc.) Advised by Arnhold and S. Bleichroeder Advisers, Inc. (Prior to December 31,
  1999, Societe Generale Asset Management Corp. was the adviser)
First Eagle SoGen Overseas Variable Fund (formerly, SoGen Overseas Variable
  Fund)

VAN ECK WORLDWIDE INSURANCE TRUST
Advised by Van Eck Associates Corporation
Van Eck Worldwide Emerging Markets Fund
Van Eck Worldwide Hard Assets Fund

VARIABLE INSURANCE PRODUCTS FUND (VIP) and
VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
Advised by Fidelity Management & Research Company
Fidelity VIP II Asset Manager Portfolio
Fidelity VIP II Contrafund Portfolio (long-term capital appreciation) Fidelity VIP Equity-Income Portfolio
Fidelity VIP II Index 500 Portfolio

MFS VARIABLE INSURANCE TRUST
Advised by MFS Investment Management
MFS Emerging Growth Series
MFS Growth With Income Series
MFS Research Series (seeks long-term capital growth and future income) MFS Total Return Series

JANUS ASPEN SERIES, Institutional Shares
Advised by Janus Capital Corporation
Janus Aspen Capital Appreciation Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Flexible Income Portfolio
Janus Aspen International Growth Portfolio
Janus Aspen Worldwide Growth Portfolio

ALLIANCE VARIABLE PRODUCTS SERIES FUND, Class B Shares
Advised by Alliance Capital Management L.P.
Alliance Premier Growth Portfolio
Alliance Growth and Income Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
Advised by American Century Investment Management, Inc.
American Century VP Income & Growth Fund
American Century VP Value Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST*, Class 2 Shares Advised by Templeton Asset Management Ltd.
Templeton Developing Markets Securities Fund (formerly, Templeton
  Developing Markets Fund)
Advised by Templeton Investment Counsel, Inc.
Templeton Asset Strategy Fund (formerly, Templeton Asset Allocation
  Fund)

*Effective May 1, 2000, the funds of Templeton Variable Products Series Fund were merged into similar funds of Franklin Templeton Variable Insurance Products Trust.

LAZARD RETIREMENT SERIES
Advised by Lazard Asset Management
Lazard Retirement Equity Portfolio
Lazard Retirement Small Cap Portfolio

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (formerly, Morgan Stanley Dean Witter Universal Funds, Inc.)
Advised by Morgan Stanley Asset Management Inc.
Morgan Stanley International Magnum Portfolio
Morgan Stanley Emerging Markets Equity Portfolio


The investment objectives and policies of certain investment options are similar to the investment objectives and policies of other mutual funds that the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment options may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same advisers.


An investment option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment option with a small asset base. An investment option may not experience similar performance as its assets grow.

Shares of the investment options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain investment options may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

We may enter into  certain  arrangements  under which we are  reimbursed  by the
investment   options'   advisers,   distributors   and/or   affiliates  for  the
administrative services which we provide to the funds.

Fixed Account Options

During the accumulation period, you may allocate purchase payments and contract values to one of our fixed account options. Fixed Account I is part of our general account, and will offer a uniform interest rate guaranteed by us. At our discretion, we may declare an excess interest rate for this account.

Fixed Account II offers various interest rates and time periods from which to select. We have segregated our assets in Fixed Account II from our General Account. The interest rates offered by Fixed Account II will depend on the time period you select. In certain circumstances, if you withdraw your money from the account before the expiration of the time period you may be subject to an interest adjustment. The adjustment may be positive or negative.

Fixed Account I and II are not available in all states.

Transfers

You can make transfers as described below. We have the right to terminate or modify these transfer provisions.

You can make transfers by telephone. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we fail to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. However, we will not be liable for following telephone instructions that we reasonably believe to be genuine. We may tape record telephone instructions.

Transfers are subject to the following:

     1. Currently, during the accumulation period, you can make 12 transfers every contract year without charge.

     2. We will assess a $25 transfer fee for each transfer during the accumulation period in excess of the free 12 transfers allowed per contract year. Transfers made at the end of the Free Look Period by us and any transfers made pursuant to the Dollar Cost Averaging Option and the Automatic Transfer Option will not be counted in determining the application of any transfer fee.

     3. The minimum amount which you can transfer is $500 or your entire value in the investment option or any fixed account option, if it is less. This requirement is waived if the transfer is made in connection with the Dollar Cost Averaging Option or the Automatic Transfer Option.

     4.   You may not make a  transfer  until  after  the end of the  Free  Look
          Period.

     5. A transfer will be effected as of the end of the business day when we receive an acceptable transfer request containing all required information. The required information includes the amount which is to be transferred, and the investment option(s) and/or the fixed account affected.

     6. We are not liable for a transfer made in accordance with your instructions.

     7. We reserve the right to restrict transfers between investment options to a maximum of 12 per contract year and to restrict transfers from being made on consecutive business days. We also reserve the right to restrict transfers into and out of any fixed account option.

     8. Your right to make transfers is subject to modification if we determine, in our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by us to be to the disadvantage of other owners. A modification could be applied to transfers to, or from, one or more of the investment options and could include, but is not limited to:

          a.   the requirement of a minimum time period between each transfer;

          b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

          c. limiting the dollar amount that may be transferred between investment options by an owner at any one time.

      9. Transfers do not change your allocation instructions for future purchase payments.

     10. Transfers made during the annuity period are also subject to the following:

          a. you may make 4 transfers each contract year between investment options or from the investment options to the general account;

          b. you may not make a transfer from the general account to an investment option; and

          c. you may not make a transfer within 3 business days of the annuity payment date.

Dollar Cost Averaging Option

We offer two Dollar Cost Averaging Options (Program I and Program II). A Dollar Cost Averaging Option allows you to systematically transfer a set amount from our dollar cost averaging account to any investment option or Fixed Account I. If you select Dollar Cost Averaging, we will open a dollar cost averaging account for you. (You can only have one Dollar Cost Averaging account in operation at one time.) By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. Dollar Cost Averaging is available only during the accumulation period.


Under Program I, you must have at least $1,000 allocated to dollar cost averaging. The funds allocated will be placed in the Money Market Fund. The minimum amount which can be transferred each month is $100. We guarantee that the interest we credit to your dollar cost averaging account will be at least equal to that credited to Fixed Account I. We may, at our discretion, credit excess interest greater than that credited to Fixed Account I.

Under Program II, you must have at least $5,000 in the dollar cost averaging account. Transfers must occur for a period of 6 or 12 months. We guarantee that the interest we credit to your dollar cost averaging account will be at least equal to that credited to Fixed Account I. We may, at our discretion, credit excess interest greater than that credited to Fixed Account I.

We have the right to modify, terminate or suspend the Dollar Cost Averaging Option. If you participate in the Dollar Cost Averaging Option, the transfers made under the program are not taken into account in determining any transfer fee. There is no additional charge for this option. If this option is terminated, all money remaining in the dollar cost averaging account will be transferred to Fixed Account I or into the Money Market Fund if Fixed Account I is not available.

Dollar Cost Averaging does not assure a profit and does not protect against loss in declining markets. Dollar Cost Averaging involves continuous investment in the selected investment option(s) regardless of fluctuating price levels of the investment option(s). You should consider your financial ability to continue the Dollar Cost Averaging Option through periods of fluctuating price levels.

If you participate in a Dollar Cost Averaging option, you may not also participate in the Systematic Withdrawal Program or the Automatic Transfer Option.

Automatic Transfer Option

Once your money has been allocated among the investment choices, the performance of the elected options may cause your allocation to shift. You can direct us to automatically rebalance amounts in selected investment options and Fixed Account I to return to your original percentage allocations by selecting our Automatic Transfer Option.

The Automatic Transfer Option is available only during the accumulation period. You have the choice of rebalancing quarterly, semi-annually or annually. Allocation percentages must be in whole numbers and are subject to the minimums stated in your contract.

If you participate in the Automatic Transfer Option, the transfers made under the program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Option or Systematic Withdrawal Program if you participate in the Automatic Transfer Option.

Example:

     Assume that you want your initial purchase payment split between 2 investment options. You want 80% to be in the MFS Growth With Income Series and 20% to be in the Janus International Growth Portfolio. Over the next 2 1/2 months the domestic market does very well while the international market performs poorly. At the end of the quarter, the MFS Growth With Income Series now represents 86% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the MFS Growth With Income Series to bring its value back to 80% and use the money to buy more units in the Janus International Growth Portfolio to increase those holdings to 20%.


Substitution and Limitation on Further Investment

We may be substitute one of the investment options you have elected with another investment option. We would not do this without the prior approval of the Securities and Exchange Commission. We may also limit further investment in an investment option. We will give you notice of our intent to take either of these actions.

                                    EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

Contract Maintenance Charge

Every year on the anniversary of the date when your contract was issued, we deduct a $30 contract maintenance charge from your contract. We reserve the right to change the charge but it will never be more than $50 per year. This charge may be increased only for contracts sold after we amend the prospectus. The charge is deducted pro rata from your selected investment options and fixed account options. This charge is for administrative expenses associated with your contract.

During the accumulation period, we will not deduct this charge if the value of your contract is $50,000 or more. If you make a total withdrawal on a day other than a contract anniversary and your contract value for the business day when the total withdrawal is made is less than $50,000, the full contract maintenance will be deducted at the time of the total withdrawal.

Product Expense Charge

Each business day we make a deduction for our Product Expense Charge. The Product Expense Charge is equal to 1.40% (on an annual basis).

This charge is included in part of our calculation of the value of the accumulation units and the annuity units. This charge is for the guarantee of annuity rates, the death benefit, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then we will bear the loss. We do, however, expect to profit from this charge. We may use any profits we make from this charge to pay for the costs of distributing the contract.


Withdrawal Charge

During the accumulation period, you can make withdrawals from your contract. We keep track of each purchase payment. Subject to the free withdrawal amount and other waivers discussed below, if you make a withdrawal and it has been fewer than the stated number of years since you made your purchase payment, we will assess a withdrawal charge.

Withdrawal Charge: (as a percentage of purchase payments withdrawn)

                Contract Year
      Since Receipt of Purchase Payment                      Withdrawal Charge
      --------------------------------                       -----------------
                  1                                                 7%
                  2                                                 7%
                  3                                                 6%
                  4                                                 6%
                  5                                                 5%
                  6                                                 4%
                  7                                                 3%
                  8 and thereafter                                  0%

Each purchase payment has its own withdrawal charge period. When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted first from any earnings, and then from any purchase payments in your contract.

Waiver and Reduction of the Withdrawal Charge

     Free Partial Withdrawals. We do not apply a withdrawal charge against the earnings withdrawn from your contract. Also, after the first contract year (and during the first year under our Systematic Withdrawal Program) you may withdraw each contract year free from any withdrawal charge an amount equal to 10% of the greater of the following:

     * your total purchase payments, less prior withdrawals, as of the first business day of the contract year;

     * or your contract value as of the business day we receive your written notice for the withdrawal.

This right is non-cumulative and we reserve the right to limit the number of free partial withdrawals in any contract year.

For purposes of determining whether a withdrawal charge applies, we take out amounts from your contract in the following order:

1.   the 10% free partial withdrawal amount described above;
2.   purchase payments from oldest to newest; and then
3.   earnings in excess of 1 and 2 above.

Waiver of Withdrawal Charges Under Terminal Illness-Confinement Benefit. Under the conditions set out in the waiver of withdrawal charge for Terminal Illness or Confinement Rider to your contract, if you were 75 or younger on the contract date we will waive 100% of the withdrawal charge (25% if you were 76 or older on the contract date) when:

     *    you become confined for at least 30 consecutive days; or

     * you have been diagnosed with a terminal illness after the contract is issued (which means you are not expected to live more than 12 months).

You can elect this benefit only if the contract is at least 30 days old. This benefit varies from state to state and may not be available in your state.



Tax Charges

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of your contract for them. Some of these taxes are due when the contract is issued, and others are due when annuity payments begin. Premium taxes generally range from 0% to 4%, depending on the state.

Transfer Fee

We will charge $25 for each additional transfer in excess of the 12 free transfers permitted. The transfer fee is deducted from the amount which is transferred. Transfers made at the end of the Free Look Period by us and any transfers made pursuant to the Dollar Cost Averaging Option or Automatic Transfer Option will not be counted in determining the application of any transfer fee.

Income Taxes

We will deduct from your contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

Investment Option Expenses

There are deductions from and expenses paid out of the assets of the various investment options which are described in the attached fund prospectuses.

                                 CONTRACT VALUE

Your contract value is the sum of your interest in the various investment options and our available fixed account options. Your interest in the investment option(s) will vary depending upon the performance of the investment options you choose.

Accumulation Units

In order to keep track of your contract value, we use a unit of measure called an accumulation unit. During the annuity period of your contract we call the unit an annuity unit. Every business day we determine the value of an accumulation unit and an annuity unit. We do this by:

     1.   determining  the  change  in  investment   experience  (including  any
          charges) for the investment option from the previous business day to the current business day;

     2. subtracting our product expense charge and any other charges such as taxes we have deducted; and

     3. multiplying the previous business day's accumulation unit (or annuity unit) value by this result.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment option by the value of the accumulation unit for that investment option. When you make a withdrawal, we debit from your contract accumulation units representing the withdrawal. We also debit accumulation units when we deduct certain charges under the contract.

We calculate the value of an accumulation unit for each investment option after the New York Stock Exchange closes each day and the result is reflected in the value of your contract.

Example:

     On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the MFS Growth With Income Series. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the MFS Growth With Income Series is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the MFS Growth With Income Series.

                           ACCESS TO YOUR MONEY

You can have access to the money in your contract:

     *    by making a withdrawal (either a partial or a complete withdrawal); or

     *    by electing to receive annuity payments; or

     *    by receiving a death benefit.

Withdrawals Made During the Accumulation Period

You may withdraw all, or part, of your contract value at any time during the accumulation period. If you make a withdrawal you will receive the value of your contract on the day you made the withdrawal, less any applicable charges.


Unless you instruct us otherwise, any partial withdrawal will be made pro-rata from all the investment options and any fixed account option(s) you elected. Under most circumstances, the amount of any partial withdrawal must be for at least $500, or your entire interest in any fixed account or investment option.

We require that you have a contract value of $1,000 in any investment option or $500 in any fixed account option after any partial withdrawal. We require that you leave at least $10,000 in the contract after a partial withdrawal for non-qualified contracts and $2,000 for qualified contracts. We may terminate your contract and pay you the withdrawal value (contract value less any charges and applicable interest adjustment for Fixed Account II) if you make a withdrawal before the annuity date of an amount which results in your contract value falling below the minimum amount. We will notify you of our intent to terminate the contract. The contract will automatically terminate unless we receive additional purchase payments in excess of the minimum amount within 30 days.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

There are limits to the amount you can withdraw from a qualified plan referred to as a 403(b) plan (TSA). For a more complete explanation see the discussion in the Taxes Section and the discussion in the Statement of Additional Information.

Systematic Withdrawal Program

We will make payments (deposited directly to your checking account) to you periodically at your election (currently: monthly, quarterly, semi-annually or annually). Withdrawals may be made from any investment option or Fixed Account I.

Each payment must be at least $100. If there are insufficient funds in the selected investment options or Fixed Account I, we will take amounts from remaining investment options and fixed account options. These payments may be subject to the withdrawal charges. See "Expenses - Withdrawal Charge."

Minimum Distribution Option. If your contract has been issued as an IRA, TSA or other qualified plan, you may elect the Systematic Withdrawal Program. Under this program, we will make payments to you that are designed to meet the applicable minimum distribution requirements imposed by the Internal Revenue Code on such qualified plans.

Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.


                                  DEATH BENEFIT

Death of Contract Owner During the Accumulation Period

If you or your joint owner die during the accumulation period, a death benefit will be paid to your primary beneficiary. Upon the death of a joint owner, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary.

Death Benefit Amount During the Accumulation Period

The minimum guaranteed death benefit amount provided in your contract is the greater of:

     1. the total amount of purchase payments made, less any adjusted withdrawals and applicable withdrawal charges; or

     2. your contract value as of the end of the normal business day during which we receive both due proof of death and election for the payment method.

The adjusted withdrawal amount depends upon the relationship between the contract value and the minimum guaranteed death benefit. If the contract value equals or exceeds the minimum guaranteed death benefit at the time of withdrawal, the adjusted withdrawal will equal 100% of the actual withdrawal amount. If the contract value is less than the minimum guaranteed death benefit at the time of withdrawal, the adjusted withdrawal will equal the actual withdrawal times the ratio of the minimum guaranteed death benefit to the contract value.

The following examples illustrate the effect of an adjusted withdrawal under element 1 as described above:

                                             1)   Purchase Payment              :    $200,000

                                                  Contract Value                :    $250,000

                                             Minimum Guaranteed Death Benefit   :    $200,000
(under element 1)

                                                  Partial Withdrawal            :    $ 30,000

Since at the time of the partial withdrawal, the contract value ($250,000) equals or exceeds the minimum guaranteed death benefit ($200,000), then the adjusted withdrawal will equal the actual withdrawal ($30,000) resulting in a new minimum guaranteed death benefit under element 1 of $170,000 ($200,000-$30,000).

                                             2)   Purchase Payments:            :    $200,000

                                                  Contract Value                :    $150,000

                                             Minimum Guaranteed Death Benefit   :    $200,000
(under element 1)

                                                  Partial Withdrawal            :    $ 30,000

Since at the time of the partial withdrawal, the contract value ($150,000) is less then the minimum guaranteed death benefit ($200,000), then the reduction will equal the actual withdrawal ($30,000) times the ratio of the minimum guaranteed death benefit to the contract value

                    ($30,000 x 200,000  = $40,000)
                               150,000

resulting in a new minimum guaranteed death benefit under element 1 of $160,000 ($200,000 - $40,000).

Contract value for purposes of the death benefits is determined as of the end of the business day during which we receive both due proof of death and an election for the payment method. It remains in an investment option and/or any fixed account option until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in an investment option will be subject to investment risk which is borne by the beneficiary.

Death Benefit Options During the Accumulation Period

Unless already selected by you, a beneficiary must elect the death benefit to be paid under one of the following options in the event of your death during the accumulation period. If the beneficiary is the spouse of the owner, he or she may elect to continue the contract in his or her own name and exercise all the owner's rights under the contract. In this event, the contract value will be adjusted to equal the death benefit.

Option 1 - lump sum payment of the death benefit; or

Option 2 - the payment of the entire death benefit within 5 years of the date of death of the owner or any joint owner; or

Option 3 - payment of the death benefit under an annuity option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning within 1 year of the date of your death or of any joint owner.

Any portion of the death benefit not applied under Option 3 within 1 year of the date of your death, or that of a joint owner, must be distributed within 5 years of the date of death.

If a lump sum payment is requested, the amount will be paid within 7 days, unless the suspension of payments provision is in effect.

Payment to the beneficiary, in any form other than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by us of proof of death.

Death of Contract Owner During the Annuity Period

If you or a joint owner, who is not the annuitant, dies during the annuity period, any remaining payments under the annuity option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of your death. Upon your death during the annuity period, the beneficiary becomes the owner.

Death of Annuitant

Upon the death of the annuitant, who is not the owner, during the accumulation period, you automatically become the annuitant. You may designate a new annuitant subject to our underwriting rules then in effect. If the owner is a non-natural person, the death of the annuitant will be treated as the death of the owner and a new annuitant may not be designated.

Upon the death of the annuitant during the annuity period, the death benefit, if any, will be as specified in the annuity option elected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

                               ANNUITY PROVISIONS

Under the contract you can receive regular income payments. You can choose the day, month and year in which those payments begin. We call that date the annuity date. The annuity date cannot be after the 28th of any month. You can also choose among income plans. We call those annuity payments.


Your annuity date must be at least 1 contract year from the date you purchase the contract. Annuity payments must begin by the annuitant's 95th birthday or earlier if required by law. The annuitant is the person whose life we look to when we make annuity payments.

During the annuity period, you have the same investment choices you had just before the start of the annuity period. If you do not tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

General Account

During the annuity period, you can elect to have your annuity payments paid out of our general account. We guarantee a specified interest rate used in determining the payments. If you elect this option, the payments you receive will remain level. This option is only available during the annuity period.

Annuity Payment Amount

If you choose to have your payments come from the General Account, the payment will not vary. If you choose to have any portion of your annuity payment come from the investment option(s), the dollar amount of your payment from the investment option(s) will depend upon four things:

     * the value of your contract in the investment option(s) on the annuity date;

     * the 3% assumed investment rate used in the annuity table for the contract;

     *    the performance of the investment options you selected; and

     * if permitted in your state and under the type of contract you have purchased, the age and sex of the annuitant(s).

If the actual performance exceeds the 3% assumed investment rate plus the deductions for expenses, your annuity payments will increase. Similarly, if the actual performance is less than 3% plus the amount of the deductions, your annuity payments will decrease.

Annuity Payment Options

You can choose one of the following annuity payment options. Annuity payments start at least 30 days from the annuity date, provided the annuitant is alive. Once annuity payments begin, you cannot change the annuity payment option. All annuity payments are made to you unless you direct us otherwise. If you do not choose an annuity payment option at the time you purchase the contract, we will assume that you selected Option 4 with a 10 year period certain.

Option 1 - Payment Certain. Under this option we pay you the value of your contract applied to the option in equal installments, as specified by you. The minimum time period over which you can elect this option is 6 years. The total payments in a year must be at least 5% of the value you apply to this option. You may request a single lump sum payment, which is the sum of the annuity value plus or minus any losses or gains since the annuity date, less any annuity payments made and charges assessed during the annuity period.



Option 2 - Period Certain. Under this option we make equal payments over a designated period between 6 and 30 years, as chosen by you. You may request a single lump sum payment, which is the sum of the annuity value plus or minus any losses or gains since the annuity date, less any annuity payments made and charges assessed during the annuity period.

Option 3 - Life Annuity. Under this option we make monthly payments during the lifetime of the annuitant and terminating with the last payment preceding his/her death.

Option 4 - Life Annuity with a Period Certain. Under this option we make monthly annuity payments until the later of the death of the annuitant or a designated period between 6 and 30 years, as chosen by you. We guarantee that if, at the death of the annuitant, payments have been made for less than a stated period, the monthly payments will continue during the remainder of the stated period. If the annuitant dies before we have made all of the payments within the selected period, you may request a single lump sum payment, which is the sum of the annuity value plus or minus any losses or gains since the annuity date, less any annuity payments made and charges assessed during the annuity period.

Option 5 - Joint Life and Survivor Annuity. Under this option we make monthly payments during the joint lifetime of the annuitant and another named individual and thereafter during the lifetime of the survivor. Payments cease with the last payment due prior to the death of the survivor.

Additional Options. We may make other options available.

                                      TAXES

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included a more comprehensive discussion regarding taxes in the Statement of Additional Information.

Annuity Contracts in General

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you are taxed depending on how you take the money out and the type of contract - qualified or non-qualified (see following sections).

Under non-qualified contracts, you, as the owner, are not taxed on increases in the value of your contract until a distribution occurs - either as a withdrawal or as annuity payments. When you make a withdrawal, you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and is not taxed. The remaining portion of the annuity payment is treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

Qualified and Non-Qualified Contracts

If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 Plans.

A variable annuity contract will not provide any additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.

Withdrawals - Non-Qualified Contracts

If you make a withdrawal from your contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1)  paid on or after the taxpayer reaches age 59 1/2;

     (2)  paid after you die;

     (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

     (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

     (5)  paid under an immediate annuity; or

     (6)  which come from purchase payments made prior to August 14, 1982.

Withdrawals - Qualified Contracts

If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of the pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. (The penalty is increased to 25% for withdrawals from SIMPLE IRAs during the first two years.) Some withdrawals will be exempt from the penalty. They include any amounts:


     (1)  paid on or after you reach age 59 1/2;

     (2)  paid after you die;

     (3) paid if you become totally disabled (as that term is defined in the Code);

     (4) paid to you after leaving your employment in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

     (5)  paid to you after you have attained age 55 and left your employment;

     (6)  paid for certain allowable medical expenses (as defined in the Code);

     (7)  paid pursuant to a qualified domestic relations order;

     (8)  paid on account of an IRS levy upon the qualified contract;

     (9)  paid from an IRA for medical insurance (as defined in the Code);

     (10) paid from an IRA for qualified higher education expenses; or

     (11) up to $10,000 for qualified first time home buyer expenses (as defined in the Code).

The exceptions in (5) and (7) above do not apply to IRAs. The exception in (4) above applies to IRAs but without the requirement of leaving employment.

We have provided a more complete discussion in the Statement of Additional Information.

Withdrawals - Tax-Sheltered Annuities

The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement by owners from Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

     (1)  reaches age 59 1/2;

     (2)  leaves his/her job;

     (3)  dies;

     (4)  becomes disabled (as that term is defined in the Code); or

     (5)  in the case of hardship.

However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.

Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the investment options are managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, are considered the owner of the shares of the investment options. If you are considered owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent owners are permitted to select investment options, to make transfers among the investment options or the number and type of investment options owners may select from without being considered owner of the shares. If any guidance is provided which is considered a new position, then the guidance is generally applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment options.

Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

                                   PERFORMANCE

We periodically advertise performance of the various investment options. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the product expense charge and the fees and expenses of the investment options. It does not reflect the deduction of any contract maintenance charge or withdrawal charge. The deduction of any contract maintenance charge or withdrawal charge would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures which reflect the deduction of the product expense charge, contract maintenance charge and withdrawal charges and the fees and expenses of the investment options.

The performance will be based on the historical performance of the corresponding investment options for the periods commencing from the date on which the particular investment option was made available through the contracts. In addition, for certain investment options performance may be shown for the period commencing from the inception date of the investment option. These figures should not be interpreted to reflect actual historical performance of the Variable Account.

We may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

                                OTHER INFORMATION

The Variable Account

We established a variable account, Valley Forge Life Insurance Company Variable Annuity Separate Account (Variable Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Variable Account under Pennsylvania insurance law on February 12, 1996. We have registered the Variable Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The assets of the Variable Account are held in our name on behalf of the Variable Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.



Voting Rights

We are the legal owner of the investment option shares. However, we believe that when an investment option solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

Distributor

CNA Investor Services, Inc. ("CNAISI") serves as the distributor for the contracts. CNAISI is located at CNA Plaza, Chicago, Illinois 60685.

Commissions will be paid to agents and broker-dealers who sell the contracts. Such agents and broker-dealers will be paid commissions up to 6% of purchase payments and may be paid an additional annual trail commission of up to 1% of contract value.

Ownership

Owner. You, as the owner of the individual contract or as a certificate owner under a group contract, have all the rights under the contract. The owner is as designated at the time the contract is issued, unless changed. You can change the owner at any time. A change will automatically revoke any prior owner designation. The change request must be in writing.

Joint Owner. The contract can be owned by joint owners. Any joint owner must be the spouse of the other owner (except where not permitted under state law). Upon the death of either joint owner, the surviving joint owner will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated in a written notice.

Beneficiary

The following information applies to the beneficiary:

     * the beneficiary is the person(s) or entity you name to receive any death benefit;

     * the beneficiary is named at the time the contract is issued unless changed at a later date;

     * unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

Annuitant

The following information applies to the annuitant:

     *    you choose the annuitant at the time you buy the contract;

     *    you may change the annuitant prior to the annuity date;

     *    any change of annuitant is subject to our consent; and

     * you cannot change the annuitant in a contract which is owned by a non-individual.

Assignment

You can assign the contract at any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. An assignment may be a taxable event.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

Suspension of Payments or Transfers

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

     1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     2.   trading on the New York Stock Exchange is restricted;

     3.   an  emergency  exists as a result of which  disposal  of shares of the
          investment  options  is  not  reasonably   practicable  or  we  cannot
          reasonably value the shares of the investment options;

     4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from any fixed account option for the period permitted by law but not for more than six months.

Financial Statements

Our financial statements and the financial statements of the Variable Account have been included in the Statement of Additional Information.

Additional Information

For further information about the contract you may obtain a Statement of Additional Information. You can call the telephone number indicated on the cover page or you can write to us. For your convenience we have included a post card for that purpose.

The Table of Contents of this statement is as follows:

Company
Experts
Legal Opinion
Distribution
Calculation of Performance Information
Federal Tax Status
Annuity Provisions
Financial Statements






VALLEY FORGE LIFE INSURANCE COMPANY

ATTN:


____________________________________________________________________________


Please  send  me,  at  no  charge,  the  Statement  of  Additional   Information
dated May 1, 2000 for the Annuity Contract issued by Valley Forge Life Insurance Company.

               (Please print or type and fill in all information)


Name

--------------------------------------------------------------------------------

Address

--------------------------------------------------------------------------------

City                       State                                     Zip Code

--------------------------------------------------------------------------------



                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE AND
                             FIXED ANNUITY CONTRACT

                                    ISSUED BY
                       VALLEY FORGE LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                                       AND

                       VALLEY FORGE LIFE INSURANCE COMPANY



THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2000, FOR THE INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE AND FIXED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: 100 CNA DRIVE, NASHVILLE, TN 37214, (800) 262-1755.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2000.



                                TABLE OF CONTENTS
                                                                            Page

COMPANY  .......................................................................

EXPERTS ........................................................................

LEGAL OPINIONS..................................................................

DISTRIBUTION....................................................................
         Reduction of the Withdrawal Charge.....................................

CALCULATION OF PERFORMANCE INFORMATION..........................................
         Total Return...........................................................
         Historical Unit Values.................................................
         Reporting Agencies.....................................................
         Performance Information................................................

FEDERAL TAX STATUS..............................................................
         Diversification........................................................
         Multiple Contracts.....................................................
         Partial 1035 Exchanges.................................................
         Contracts Owned by Other than Natural Persons..........................
         Tax Treatment of Assignments...........................................
         Income Tax Withholding.................................................
         Death Benefits.........................................................
         Tax Treatment of Withdrawals - Non-Qualified Contracts.................
         Qualified Plans........................................................
         Tax Treatment of Withdrawals - Qualified Contracts.....................
         Tax-sheltered Annuities - Withdrawal Limitations.......................

ANNUITY PROVISIONS..............................................................
         Variable Annuity.......................................................
         Fixed Annuity..........................................................
         Annuity Unit...........................................................
         Net Investment Factor..................................................
         Expense Guarantee......................................................

FINANCIAL STATEMENTS............................................................


                                     COMPANY

Valley Forge Life Insurance Company (the "Company"), is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNA"). Loews Corporation owns approximately 86% of the outstanding common stock of CNA as of December 31, 1999.

The Company is principally engaged in the sale of life insurance and annuities. It is licensed in the District of Columbia, Guam, Puerto Rico and all states except New York, where we are only admitted as a reinsurer.

The Company is a Pennsylvania corporation that provides life and health insurance, retirement plans, and related financial services to individuals and groups.

                                    EXPERTS


The financial statements for Valley Forge Life Insurance Company as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 included in the Statement of Additional Information which is part of this registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The financial statements for each of the subaccounts that comprise the Valley Forge Life Insurance Company Variable Annuity Separate Account as of and for the year ended December 31, 1999 (for the two years ended December 31, 1999 with respect to the statements of changes in net assets) included in the Statement of Additional Information which is part of this registration statement and have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing in the registration statement, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

All matters relating to Pennsylvania law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue Contracts, have been passed upon by G. Stephen Wastek, Esquire, Director and Senior Counsel.



                                  DISTRIBUTION

CNA Investor Services, Inc. ("CNAISI") acts as the distributor. CNAISI is an affiliate of the Company. The offering is on a continuous basis.

REDUCTION OF THE WITHDRAWAL CHARGE. The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:


     1. The size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

     2. The total amount of purchase payments to be received. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

     3. Any prior or existing relationship with the Company. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

     4. Other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction of the withdrawal charge.

The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates.

In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                     CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN. From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment option over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.40% product expense charge, the contract maintenance charge, the expenses for the underlying investment option being advertised and any applicable withdrawal charges.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable withdrawal charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:
                                          n
                                 P (1 + T) = ERV
Where:

         P=                a hypothetical initial payment of $1,000
         T=                average annual total return
         n=                number of years
         ERV=              ending  redeemable  value  at the  end  of  the  time
                           periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any withdrawal charge or contract maintenance charge. The deduction of any withdrawal charge or contract maintenance charge would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each investment option will fluctuate over time, and any presentation of the investment option's total return for any period should not be considered as a representation of what an investment may earn or what an owner's total return may be in any future period.

HISTORICAL UNIT VALUES. The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment options against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment option being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES. The Company may also distribute sales literature which compares the performance of the Accumulation unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

PERFORMANCE INFORMATION. The Accumulation units invest in the portfolios managed by Federated Insurance Series, The Alger American Fund, SoGen Variable Funds, Inc., Van Eck Worldwide Insurance Trust, Variable Insurance Products Fund and Variable Insurance Products Fund II, MFS Variable Insurance Trust, Janus Aspen Series, Alliance Variable Products Series Fund, American Century Variable Portfolios, Inc., Franklin Templeton Variable Insurance Product Trust, Lazard Retirement Series and Morgan Stanley Dean Witter Universal Funds, Inc. In order to demonstrate how the investment experience of the these portfolios affect accumulation unit values, performance information was developed. The information is based upon the historical experience of the portfolios and is for the periods shown.

Future performance of the portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance of the portfolios is calculated for a specified period of time by assuming an initial purchase payment of $1,000 allocated to the portfolio. Performance figures for the accumulation units will reflect the product expense charges as well as the portfolio expenses. There are also performance figures for the accumulation units which reflect the product expense charges, contract maintenance charge, the portfolio expenses, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The percentage increases (decreases) are determined by subtracting the initial purchase payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no withdrawal is assumed.


The following charts reflect performance information for the Investment Options of the Variable Account for the periods shown. Chart 1 reflects performance information commencing from the date the Variable Account first invested in the Investment Option. Chart 2 reflects performance information commencing from the inception date of the underlying Investment Option (which date may precede the inception date that the Variable Account first invested in the underlying Investment Option).


Chart 1  TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 1999:


                                         Column A (reflects all charges)


                                         Variable Account
                                         Inception
                                         Date in
                                         Portfolio                                                     Since
                                                      1 yr        3 yrs       5 yrs        10 yrs      Inception
Federated High Income
  Bond Fund II                               11/04/96      -6.24%      -1.68%           NA          NA      -2.49%
Federated Prime Money
  Fund II                                    11/04/96      -4.60%      -3.05%           NA          NA      -4.14%
Federated Utility
  Fund II                                    11/04/96      -6.80%       5.26%           NA          NA       4.05%
Fidelity VIP Equity-
  Income                                     11/04/96      -2.55%       7.11%           NA          NA       4.69%
Fidelity VIP II Asset
  Manager                                    11/04/96       1.81%       8.39%           NA          NA       5.95%
Fidelity VIP II
  Contrafund                                 11/04/96      13.88%      16.89%           NA          NA      14.14%
Fidelity VIP II Index
500                                          11/04/96      10.44%      17.80%           NA          NA      14.45%
Alger American Growth                        11/04/96      22.57%      25.56%           NA          NA      21.26%
Alger American MidCap
  Growth                                     11/04/96      20.83%      16.25%           NA          NA      12.91%
Alger American Small
  Capitalization                             11/04/96      31.44%      13.63%           NA          NA      11.09%
Alger American
  Leverage AllCap                            05/01/00          NA          NA           NA          NA          NA
MFS Emerging Growth                          11/04/96      61.96%      31.95%           NA          NA      26.49%
MFS Growth With Income                       11/04/96      -2.22%      10.42%           NA          NA       7.90%
MFS Research                                 11/04/96      13.69%      13.53%           NA          NA      10.65%
MFS Total Return                             11/04/96      -5.53%       3.72%           NA          NA       1.77%
SoGen Overseas
  Variable                                   11/04/96      33.10%       4.83%           NA          NA       3.16%
Van Eck Worldwide
  Emerging Markets                           11/04/96      83.56%      -3.06%           NA          NA      -3.94%
Van Eck Worldwide
  Hard Assets                                11/04/96          NA          NA           NA          NA     -12.64%
Janus Aspen Capital
  Appreciation                               08/31/99          NA          NA           NA          NA     165.10%
Janus Aspen Growth                           08/31/99          NA          NA           NA          NA      87.99%
Janus Aspen Balanced                         08/31/99          NA          NA           NA          NA      45.88%
Janus Aspen Flexible
  Income                                     08/31/99          NA          NA           NA          NA      -1.79%
Janus Aspen Inter-
  national Growth                            08/31/99          NA          NA           NA          NA     278.10%
Janus Aspen Worldwide
  Growth                                     08/31/99          NA          NA           NA          NA     178.83%



Column B (reflects all charges except withdrawl charge)





                                                              Since
             1 yr        3 yrs       5 yrs        10 yrs      Inception

                   0.82%       4.60%           NA          NA       4.85%

                   2.59%       3.14%           NA          NA       3.07%

                   0.21%      11.98%           NA          NA      11.88%

                   4.78%      13.94%           NA          NA      12.57%

                   9.48%      15.31%           NA          NA      13.93%

                  22.45%      24.35%           NA          NA      22.73%

                  18.76%      25.32%           NA          NA      23.06%
                  31.80%      33.58%           NA          NA      30.39%

                  29.93%      23.67%           NA          NA      21.41%

                  41.33%      20.88%           NA          NA      19.46%

                      NA          NA           NA          NA          NA
                  74.15%      40.37%           NA          NA      36.01%
                   5.14%      17.47%           NA          NA      16.02%
                  22.24%      20.78%           NA          NA      18.97%
                   1.58%      10.34%           NA          NA       9.43%

                  43.12%      11.52%           NA          NA      10.92%

                  97.37%       3.12%           NA          NA       3.29%


Chart 2 - TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 1999:


                                         Column A (reflects all charges)


                                         Portfolio

                                         Inception                                                     Since
                                         Date         1 yr        3 yrs       5 yrs        10 yrs      Inception


Federated High Income
  Bond Fund II                               03/01/94      -6.24%      -1.68%        3.40%          NA      -0.82%
Federated Prime Money
  Fund II                                    11/21/94      -4.60%      -3.05%       -2.03%          NA      -4.10%
Federated Utility
  Fund II                                    02/10/94      -6.80%       5.26%        7.87%          NA       3.05%
Fidelity VIP Equity-
  Income                                     10/09/86      -2.55%       7.11%       11.51%      13.14%       4.43%
Fidelity VIP II Asset
  Manager                                    09/06/89       1.81%       8.39%        9.18%      12.09%       3.93%
Fidelity VIP II
  Contrafund                                 01/03/95      13.88%      16.89%           NA          NA      17.45%
Fidelity VIP II Index
500                                          08/27/92      10.44%      17.80%       20.06%          NA      11.02%
Alger American Growth                        01/09/89      22.57%      25.56%       22.60%      21.21%      12.85%
Alger American MidCap
  Growth                                     05/03/93      20.83%      16.25%       18.09%          NA      14.32%
Alger American Small
  Capitalization                             09/21/88      31.44%      13.63%       14.81%      16.50%      10.76%
Alger American
  Leveraged AllCap                           01/25/95      33.90%      13.37%           NA          NA      55.50%
MFS Emerging Growth                          07/24/95      61.96%      31.95%           NA          NA      25.02%
MFS Growth With Income                       10/09/95      -2.22%      10.42%           NA          NA      11.29%
MFS Research                                 07/26/95      13.69%      13.53%           NA          NA      12.61%
MFS Total Return                             01/03/95      -5.53%       3.72%        8.05%          NA       5.80%
SoGen Overseas
  Variable                                   02/03/97      33.10%       4.83%           NA          NA       4.08%
Van Eck Worldwide
  Emerging Markets                           12/27/95      83.56%      -3.06%           NA          NA       0.57%
Van Eck Worldwide
  Hard Assets                                09/01/89      10.89%     -12.24%       -4.33%       1.92%      -4.53%
Janus Aspen Capital
  Appreciation                               05/02/97      53.05%          NA           NA          NA      44.13%
Janus Aspen Growth                           09/13/93      31.96%      23.99%       21.59%          NA      13.89%
Janus Aspen Balanced                         09/13/93      16.17%      18.22%       16.72%          NA      10.54%
Janus Aspen Flexible
  Income                                     09/13/93      -6.88%      -0.51%        3.79%          NA      -0.56%
Janus Aspen Inter-
  national Growth                            05/02/94      67.05%      26.27%       24.74%          NA      17.47%
Janus Aspen Worldwide
  Growth                                     09/13/93      50.72%      27.22%       25.07%          NA      18.86%
Alliance Premier Growth                      06/26/92      19.48%      27.00%       18.64%          NA      10.38%
Alliance Growth and Income                   01/14/91      -8.56%       1.84%        5.72%          NA      -0.03%
American Century VP Income &
  Growth                                     10/30/97       8.14%          NA           NA          NA      13.51%
American Century VP Value                    05/01/96     -18.97%      -5.36%           NA          NA      -4.18%
Templeton Developing Markets
  Securities*                                03/01/96      38.55%     -13.26%           NA          NA     -14.29%
Templeton Asset Strategy**                   08/24/88      -4.70%      -4.26%        1.29%       5.64%      -1.27%
Lazard Retirement Equity                     03/19/98      -4.37%          NA           NA          NA      -1.94%
Lazard Retirement Small Cap                  11/04/97      -5.46%          NA           NA          NA      -9.54%
Morgan Stanley International
  Magnum                                     01/02/97      13.36%          NA           NA          NA       2.32%
Morgan Stanley Emerging Markets              10/01/96      79.31%       4.18%           NA          NA       1.45%




Column B (reflects all charges except                         Column C
surrender)                                                    Annual
                                                              Percentage
                                                              Change Calendar
                                                              Year Return
                                                  Since
1 yr         3 yrs       5 yrs       10 yrs       Inception          1998      1999



       0.82%       4.60%       8.86%           NA       6.64%       1.19%      0.82%

       2.59%       3.14%       3.13%           NA       3.11%       3.41%      2.59%

       0.21%      11.98%      13.56%           NA      10.81%      12.26%      0.21%

       4.78%      13.94%      17.39%       13.14%      12.29%      10.48%      4.78%

       9.48%      15.31%      14.94%       12.09%      11.75%      15.67%      9.48%

      22.45%      24.35%          NA           NA      26.30%      28.23%     22.45%

      18.76%      25.32%      26.39%           NA      19.37%      26.47%     18.76%
      31.80%      33.58%      29.07%       21.21%      21.35%      45.91%     31.80%

      29.93%      23.67%      24.32%           NA      22.92%      28.40%     29.93%

      41.33%      20.88%      20.86%       16.50%      19.09%      13.85%     41.33%

      38.04%      20.60%          NA           NA      67.17%      48.43%     17.94%
      74.15%      40.37%          NA           NA      34.43%      32.21%     74.15%
       5.14%      17.47%          NA           NA      19.67%      20.54%      5.14%
      22.24%      20.78%          NA           NA      21.09%      21.60%     22.24%
       1.58%      10.34%      13.75%           NA      13.76%      10.62%      1.58%

      43.12%      11.52%          NA           NA      11.92%       0.66%     43.12%

      97.37%       3.12%          NA           NA       8.14%     -36.22%     97.37%

      19.24%      -6.63%       0.71%        1.92%       2.65%     -29.71%     19.24%

      64.57%          NA          NA           NA      54.98%      55.82%     64.57%
      41.89%      31.90%      28.00%           NA      22.46%      33.69%     41.89%
      24.92%      25.77%      22.88%           NA      18.86%      32.34%     24.92%

       0.13%       5.85%       9.27%           NA       6.92%       7.53%      0.13%

      79.63%      34.33%      31.32%           NA      26.32%      15.54%     79.63%

      62.06%      35.34%      31.66%           NA      27.81%      27.05%     62.06%
      28.47%      35.10%      24.90%           NA      18.69%      45.69%     28.47%
      -1.67%       8.34%      11.30%           NA       7.49%       8.00%     -1.67%

      16.28%          NA          NA           NA      22.05%      23.97%     16.28%
     -12.87%       0.68%          NA           NA       3.04%      -4.29%    -12.87%

      48.98%      -7.73%          NA           NA      -7.84%     -23.78%     48.98%
       2.47%       1.85%       6.63%        5.64%       6.16%      -1.18%      2.47%
       2.83%          NA          NA           NA       5.44%          NA      2.83%
       1.66%          NA          NA           NA      -2.74%      -4.65%      1.66%

      21.89%          NA          NA           NA      10.02%       6.62%     21.89%
      92.81%      10.83%          NA           NA       9.09%     -25.69%     92.81%



*Previously,  Templeton  Developing  Markets Fund.  Effective  May 1, 2000,  the
Templeton Developing Markets Securities Fund merged into the Templeton Developing Markets Equity Fund. Performance shown reflects historical performance and inception date of the Templeton Developing Markets Securities Fund.

**Previously, Templeton Asset Allocation Fund. Effective May 1, 2000, the Templeton Asset Strategy Fund merged into the Templeton Global Asset Allocation Fund. Performance shown reflects historical performance and inception dates of the Templeton Asset Strategy Fund.


                               FEDERAL TAX STATUS

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL. Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment options underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment option will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the option is represented by any one investment; (2) no more than 70% of the value of the total assets of the option is represented by any two investments; (3) no more than 80% of the value of the total assets of the option is represented by any three investments; and (4) no more than 90% of the value of the total assets of the option is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment options underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS. The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

PARTIAL 1035 EXCHANGES. Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiesence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS. Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS. An assignment, pledge, or other transfer of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign, pledge, or transfer their Contracts.

DEATH BENEFITS. Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

INCOME TAX WITHHOLDING. All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain  distributions  from  retirement  plans  qualified  under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship distributions. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS. Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

QUALIFIED PLANS. The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A variable annuity contract will not provide any additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

A.   TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

B.   INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

ROTH IRAS

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

SIMPLE IRAs

Section 408(p) of the Code permits certain employers (generally those with less that 100 employees) to establish a retirement program for employees using Savings Incentive Match Plan Retirement Annuities ("SIMPLE IRA"). SIMPLE IRA programs can only be established with the approval of and adoption by the employer of the Contract Owner of the SIMPLE IRA. Contributions to SIMPLE IRAs will be made pursuant to a salary reduction agreement in which an Owner would authorize his/her employer to deduct a certain amount from his/her pay and contribute it directly to the SIMPLE IRA. The Owner's employer will also make contributions to the SIMPLE IRA in amounts based upon certain elections of the employer. The only contributions that can be made to a SIMPLE IRA are salary reduction contributions and employer contributions as described above, and rollover contributions from other SIMPLE IRAs. Purchasers of Contracts to be qualified as SIMPLE IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

C.   PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, and withdrawals. (See "Tax Treatment of Withdrawals Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

D.   GOVERNMENT AND TAX-EXEMPT ORGANIZATION'S DEFERRED COMPENSATION PLAN UNDER
     SECTION 457

Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $8,000 or 33 1/3 percent of the participant's includible compensation. However, in limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of a Plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participating employee:

          attains age 70 1/2,
          separates from service,
          dies, or
          suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under section 457.



TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b)(Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). This penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years after the Owner first participated in the SIMPLE IRA. To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8)of the Code.) The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years on which the exception was used.

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no required distributions from a Roth IRA prior to the death of the owner.

TAX-SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS. The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies;
(4) becomes  disabled  (within the meaning of Section  72(m)(7) of the Code); or
(5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect transfers between Tax-Sheltered Annuity Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                               ANNUITY PROVISIONS

VARIABLE ANNUITY. A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment option(s) of the separate account. At the annuity calculation date, the contract value in each investment option will be applied to the applicable annuity tables. The annuity table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

     (1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.

     (2) the fixed number of annuity units per payment in each subaccount is multiplied by the annuity unit value as of the annuity calculation date. This result is the dollar amount of the payment.

The total dollar amount of each variable annuity payment is the sum of all investment option variable annuity payments.

The Company determines the amount of variable annuity payments, including the first, no more than ten (10) business days prior to the payment date. The payment date must be the same day each month as the date selected for the annuity date, i.e. the first or the fifteenth.

FIXED ANNUITY. A fixed annuity is a series of payments made during the annuity period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the separate account. The general account value as of the annuity calculation date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table. Fixed annuity payments will remain level.

ANNUITY UNIT. The value of an annuity unit for each investment option was arbitrarily set initially at $10. This was done when the first investment option shares were purchased. The investment option annuity unit value for any business day is determined by multiplying the investment option annuity unit value for the immediately preceding business day by the product of the Net Investment Factor for the business day for which the annuity unit value is being calculated, and an amount equivalent to the daily assumed investment factor.

NET INVESTMENT FACTOR. The Net Investment Factor for any investment option for any business day is determined by dividing:

     (a) the accumulation unit value as of the close of the current business day, by

     (b) the accumulation unit value as of the close of the immediately preceding business day.

The Net Investment Factor may be greater or less than one, as the annuity unit value may increase or decrease.

EXPENSE GUARANTEE. The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in actual mortality or expense experience.

                              FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts. The financial statements of the Variable Account are also included herein.

                          INDEPENDENT AUDITORS' REPORT

To the Contractholders of Valley Forge Life Insurance Company Variable Annuity Separate Account and the Board of Directors of Valley Forge Life Insurance
Company:

         We have audited the accompanying statement of assets and liabilities of the subaccounts of Valley Forge Life Insurance Company Variable Annuity Separate Account (the "Account") as of December 31, 1999, the statements of operations for the year ended December 31, 1999, and changes in net assets for the two years ended December 31, 1999. The subaccounts that collectively comprise the Account are the Federated Prime Money Fund II, Federated Utility Fund II, Federated High Income Bond Fund II, Fidelity Variable Insurance Products Fund Equity-Income Portfolio, Fidelity Variable Insurance Products Fund II Asset Manager Portfolio, Fidelity Variable Insurance Products Fund II Index 500 Portfolio, Fidelity Variable Insurance Products Fund II Contrafund Portfolio, The Alger American Fund Small Capitalization Portfolio, The Alger American Growth Portfolio, The Alger American MidCap Growth Portfolio, MFS Emerging Growth Series, MFS Research Series, MFS Growth with Income Series, MFS Limited Maturity Series, MFS Total Return Series, SoGen Overseas Variable Fund, Van Eck Worldwide Hard Assets, Van Eck Emerging Markets Fund, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Growth Portfolio, Janus Aspen Balanced Portfolio, Janus Aspen Flexible Income Portfolio, Janus Aspen International Growth Portfolio and Janus Aspen World Wide Growth Portfolio. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts that comprise the Account as of December 31, 1999, the results of their operations for the year ended December 31, 1999, and the changes in their net assets for the two years ended December 31, 1999, are in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Chicago, Illinois
February 24, 2000

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES

                               FEDERATED                   FEDERATED     FIDELITY       FIDELITY
                                 PRIME       FEDERATED        HIGH        EQUITY-         ASSET        FIDELITY        FIDELITY
                                 MONEY        UTILITY      INCOME BOND    INCOME         MANAGER       INDEX 500      CONTRAFUND
DECEMBER 31, 1999               FUND II       FUND II       FUND II      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                               -----------   -----------   ----------    ----------    -----------    ------------    -----------
ASSETS:
   Investments, at
     market value (See
   Supplemental cost
   information below)          $29,703,202   $ 3,355,716   $4,861,406    $8,012,656    $ 5,992,679    $ 24,349,701    $11,949,857
                               -----------   -----------   ----------    ----------    -----------    ------------    -----------
TOTAL ASSETS                    29,703,202     3,355,716    4,861,406     8,012,656      5,992,679      24,349,701     11,949,857
                               -----------   -----------   ----------    ----------    -----------    ------------    -----------
LIABILITIES:
   Payable for fund
   withdrawals and
   surrenders                      (34,878)     (107,868)      (4,173)      (51,065)      (105,715)        (94,018)      (120,178)
                               -----------   -----------   ----------    ----------    -----------    ------------    -----------
TOTAL LIABILITIES                  (34,878)     (107,868)      (4,173)      (51,065)      (105,715)        (94,018)      (120,178)
                               -----------   -----------   ----------    ----------    -----------    ------------    -----------
NET ASSETS                     $29,668,324   $ 3,247,848   $4,857,233    $7,961,591    $ 5,886,964    $ 24,255,683    $11,829,679
                               ===========   ===========   ==========    ==========    ===========    ============    ===========

SUPPLEMENTAL COST INFORMATION:
   Investments, at cost:
                               $29,668,324   $ 3,262,612   $5,061,507    $7,724,362    $ 5,835,260    $ 20,734,923    $ 9,927,803
                               ===========   ===========   ==========    ==========    ===========    ============    ===========




                                          JANUS                                 JANUS       JANUS        JANUS
                        VAN ECK           ASPEN         JANUS       JANUS       ASPEN       ASPEN        ASPEN
                       EMERGING          CAPITAL        ASPEN       ASPEN     FLEXIBLE  INTERNATIONAL WORLD WIDE
                        MARKETS       APPRECIATION     GROWTH     BALANCED     INCOME      GROWTH       GROWTH
DECEMBER 31, 1999        FUND           PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
-----------------        ----           ---------     ---------   ---------   ---------   ---------    ---------

ASSETS:
   Investments,
   at market value
   (See Supplemental
   cost information
   below)              $1,085,079    $   8,222,654  $  2,866,575  $3,580,814  $ 260,415  $ 724,430    $2,733,573
                       ----------    -------------  ------------  ----------  ---------  ---------    ----------
TOTAL ASSETS            1,085,079        8,222,654     2,866,575   3,580,814    260,415    724,430     2,733,573
                       ----------    -------------  ------------  ----------  ---------  ---------    ----------
LIABILITIES:
   Payable for fund
   withdrawals and
   surrenders              (1,990)              --          (863)         --    (54,538)       (91)          (78)
                       ----------    -------------  ------------  ----------  ---------  ---------    ----------
TOTAL LIABILITIES          (1,990)              --          (863)         --    (54,538)       (91)          (78)
                       ----------    -------------  ------------  ----------  ---------  ---------    ----------
NET ASSETS             $1,083,089    $   8,222,654  $  2,865,712  $3,580,814  $ 205,877  $ 724,339    $2,733,495
                       ==========    =============  ============  ==========  =========  =========    ==========
SUPPLEMENTAL COST
   INFORMATION:
   Investments, at
     cost:             $  621,316    $   6,460,434  $  2,564,139  $3,357,450  $ 202,939  $ 618,384    $2,394,255
                       ==========    =============  ============  ==========  =========  =========    ==========


                 See accompanying Notes to Financial Statements.


THE ALGER
 AMERICAN                  THE ALGER                                   MFS                                             VAN ECK
  SMALL      THE ALGER     AMERICAN        MFS                       GROWTH         MFS        MFS         SOGEN      WORLDWIDE
CAPITALI-    AMERICAN       MIDCAP       EMERGING       MFS           WITH        LIMITED     TOTAL       OVERSEAS      HARD
 ZATION       GROWTH        GROWTH        GROWTH      RESEARCH       INCOME       MATURITY    RETURN      VARIABLE     ASSETS
PORTFOLIO    PORTFOLIO     PORTFOLIO      SERIES       SERIES        SERIES        SERIES     SERIES        FUND        FUND
---------   -----------   -----------   -----------  -----------   ----------   ----------  ----------   ----------  ---------
$3,931,611  $19,149,543   $3,883,853    $10,768,176  $ 4,694,705   $5,275,194   $2,127,072  $5,011,714   $3,323,165  $ 410,436
----------  -----------   ----------    -----------  -----------   ----------   ----------  ----------   ----------  ---------
 3,931,611   19,149,543    3,883,853     10,768,176    4,694,705    5,275,194    2,127,072   5,011,714    3,323,165    410,436
----------  -----------   ----------    -----------  -----------   ----------   ----------  ----------   ----------  ---------
      --        (25,509)     (20,216)            --      (33,341)     (42,329)    (142,042)   (151,324)        --      (46,638)
----------  -----------   ----------    -----------  -----------   ----------   ----------  ----------   ----------  ---------
      --        (25,509)     (20,216)            --      (33,341)     (42,329)    (142,042)   (151,324)        --      (46,638)
----------  -----------   ----------    -----------  -----------   ----------   ----------  ----------   ----------  ---------
$3,931,611  $19,124,034   $3,863,637    $10,768,176  $ 4,661,364   $5,232,865   $1,985,030  $4,860,390   $3,323,165  $ 363,798
==========  ===========   ==========    ===========  ===========   ==========   ==========  ==========   ==========  =========
$2,998,780  $16,042,433   $3,187,774    $ 7,168,784  $ 3,838,648   $4,985,879   $2,034,696  $4,927,674   $2,632,373  $ 328,321
==========  ===========   ==========    ===========  ===========   ==========   ==========  ==========   ==========  =========


                 See accompanying Notes to Financial Statements.

                       VALLEY FORGE LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT
                            STATEMENTS OF OPERATIONS

                                                                         FIDELITY
FOR THE YEAR            FEDERATED   FEDERATED   FEDERATED    FIDELITY      ASSET    FIDELITY      FIDELITY
ENDED                  PRIME MONEY   UTILITY   HIGH INCOME EQUITY-INCOME  MANAGER   INDEX 500    CONTRAFUND
DECEMBER 31, 1999        FUND II     FUND II  BOND FUND II   PORTFOLIO    PORTFOLIO PORTFOLIO     PORTFOLIO
-----------------        -------     -------  ------------ ----------- ----------- -----------   -----------
Investment income:
  Dividend income    $   706,558  $   149,669  $  304,785  $  216,369  $   180,618 $    190,903  $   161,610
                     -----------  -----------  ----------  ----------  ----------- ------------  -----------
                         706,558      149,669     304,785     216,369      180,618      190,903      161,610
                     -----------  -----------  ----------  ----------  ----------- ------------  -----------
Expenses:
  Mortality and expense
  risk and
  administration
  charges                218,056       36,756      52,594      91,915       47,651      236,504       99,358
                     -----------  -----------  ----------  ----------  ----------- ------------  -----------
                         218,056       36,756      52,594      91,915       47,651      236,504       99,358
                     -----------  -----------  ----------  ----------  ----------- ------------  -----------
  NET INVESTMENT
    INCOME (LOSS)        488,502      112,913     252,191     124,454      132,967      (45,601)      62,252
                     -----------  -----------  ----------  ----------  ----------- ------------  -----------
Investment gains and
  (losses):
  Net realized gains
  (losses)                     -       10,509    (126,349)     27,187       45,050    1,086,783      251,862
  Net unrealized gains
  (losses)                     -      (89,449)   (183,228)     37,873      315,175    2,357,042    1,425,059
                     -----------  -----------  ----------  ----------  ----------- ------------  -----------
  NET REALIZED AND
    UNREALIZED
    INVESTMENT GAINS
    (LOSSES)                   -      (78,940)   (309,577)     65,060      360,225    3,443,825    1,676,921
                     -----------  -----------  ----------  ----------  ----------- ------------  -----------
NET INCREASE
  (DECREASE)
  IN NET ASSETS
  RESULTING FROM
  OPERATIONS         $   488,502  $    33,973  $  (57,386) $  189,514  $   493,192 $  3,398,224  $ 1,739,173
                     ===========  ===========  ==========  ==========  =========== ============  ===========

                                          JANUS                                 JANUS       JANUS        JANUS
                        VAN ECK           ASPEN         JANUS       JANUS       ASPEN       ASPEN        ASPEN
                       EMERGING          CAPITAL        ASPEN       ASPEN     FLEXIBLE  INTERNATIONAL WORLD WIDE
FOR THE YEAR ENDED      MARKETS       APPRECIATION     GROWTH     BALANCED     INCOME      GROWTH       GROWTH
DECEMBER 31, 1999        FUND           PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
-----------------        ----           ---------     ---------   ---------   ---------   ---------    ---------

Investment income:
   Dividend income              -                -             -           -          -          -             -
                       ----------    -------------  ------------  ----------  ---------  ---------    ----------
                                -                -             -           -          -          -             -
                       ----------    -------------  ------------  ----------  ---------  ---------    ----------
Expenses:
   Mortality and expense
   risk and
   administration
   charges             $    8,211    $      19,876  $      5,105  $    4,713  $     324  $     664    $    3,010
                       ----------    -------------  ------------  ----------  ---------  ---------    ----------
                            8,211           19,876         5,105       4,713        324        664         3,010
                       ----------    -------------  ------------  ----------  ---------  ---------    ----------
   NET INVESTMENT
     INCOME (LOSS)         (8,211)         (19,876)       (5,105)     (4,713)      (324)      (664)       (3,010)
                       ----------    -------------  ------------  ----------  ---------  ---------    ----------
Investment gains and
   (losses):
   Net realized gains
   (losses)               (10,144)          17,638         3,441          41       (829)     1,668           157
   Net unrealized gains
   (losses)               526,239        1,762,220       301,573     223,364      2,938    105,955       339,240
                       ----------    -------------  ------------  ----------  ---------  ---------    ----------
   NET REALIZED
     AND UNREALIZED
     INVESTMENT
     GAINS
     (LOSSES)             516,095        1,779,858       305,014     223,405      2,109    107,623       339,397
                       ----------    -------------  ------------  ----------  ---------  ---------    ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS     $  507,884    $   1,759,982  $    299,909  $  218,692  $   1,785  $ 106,959    $  336,387
                       ==========    =============  ============  ==========  =========  =========    ==========

                 See accompanying Notes to Financial Statements.


THE ALGER
 AMERICAN                    THE ALGER                                   MFS                                              VAN ECK
  SMALL        THE ALGER     AMERICAN       MFS                        GROWTH         MFS        MFS          SOGEN       WORLDWIDE
CAPITALI-      AMERICAN       MIDCAP      EMERGING        MFS           WITH        LIMITED     TOTAL        OVERSEAS       HARD
 ZATION         GROWTH        GROWTH       GROWTH       RESEARCH       INCOME       MATURITY    RETURN       VARIABLE      ASSETS
PORTFOLIO      PORTFOLIO     PORTFOLIO     SERIES        SERIES        SERIES        SERIES     SERIES         FUND         FUND
---------     -----------   -----------  -----------   -----------   ----------   ----------  ----------    ----------   ---------
$  240,850     $  958,176    $220,841            --     $ 32,893     $ 23,662     $112,682     $ 143,153     $ 34,501     $ 2,253
----------     ----------    --------    ----------     --------     --------     --------     ---------     --------     -------
   240,850        958,176     220,841            --       32,893       23,662      112,682       143,153       34,501       2,253
----------     ----------    --------    ----------     --------     --------     --------     ---------     --------     -------
    31,029        161,061      29,020    $   70,170       43,888       56,667     $ 23,473        51,054       37,217       2,921
----------     ----------    --------    ----------     --------     --------     --------     ---------     --------     -------
    31,029        161,061      29,020        70,170       43,888       56,667       23,473        51,054       37,217       2,921
----------     ----------    --------    ----------     --------     --------     --------     ---------     --------     -------
   209,821        797,115     191,821       (70,170)     (10,995)     (33,005)      89,209        92,099       (2,716)       (668)
----------     ----------    --------    ----------     --------     --------     --------     ---------     --------     -------
   (27,093)       335,913      21,690       245,537      107,121      122,217       (6,655)       14,997      140,440      (1,568)
   904,672      2,287,237     529,227     3,087,888      655,276       47,625      (25,526)     (127,595)     796,693      49,925
----------     ----------    --------    ----------     --------     --------     --------     ---------     --------     -------
   877,579      2,623,150     550,917     3,333,425      762,397      169,842      (32,181)     (112,598)     937,133      48,357
----------     ----------    --------    ----------     --------     --------     --------     ---------     --------     -------
$1,087,400     $3,420,265    $742,738    $3,263,255     $751,402     $136,837     $ 57,028     $ (20,499)    $934,417     $47,689
==========     ==========    ========    ==========     ========     ========     ========     =========     ========     =======


                 See accompanying Notes to Financial Statements.

                       VALLEY FORGE LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    FIDELITY
                          FEDERATED     FEDERATED    FEDERATED     FIDELITY          ASSET        FIDELITY       FIDELITY
FOR THE YEAR             PRIME MONEY     UTILITY   HIGH INCOME   EQUITY-INCOME      MANAGER       INDEX 500     CONTRAFUND
ENDED DECEMBER 31, 1999    FUND II       FUND II   BOND FUND II    PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
-----------------------    -------       -------   ------------    ---------      -----------   --------------  ------------
From operations:
  Net investment income
  (loss)                $   488,502     $ 112,913   $  252,191    $   124,454    $    132,967    $    (45,601)   $    62,252
  Net realized and
    unrealized gains
    (losses)                     --       (78,940)    (309,577)        65,060         360,225       3,443,825      1,676,921
                        -----------  ------------  -----------     ----------     -----------    ------------    -----------
    Change in net assets
    resulting from
    operations              488,502        33,973      (57,386)       189,514         493,192       3,398,224      1,739,173
                        -----------  ------------  -----------     ----------     -----------    ------------    -----------
From capital
  transactions:
  Net premiums/deposits  33,173,793       831,090    1,266,165      2,220,476       1,838,108       7,195,871      4,291,826
  Death benefits                 --      (159,614)    (191,732)       (58,842)       (115,043)       (114,424)      (120,178
  Surrenders             (1,163,352)      (29,199)    (116,987)      (310,647)         (1,668)       (621,921)      (225,432
  Withdrawals              (335,752)      (50,907)     (83,712)      (131,986)        (50,538)       (357,810)      (115,676
  Transfers into (out of)
    subaccounts,
    net--Note1
                         (8,057,071)      928,843      874,120      1,788,608       1,464,890       4,065,763      2,549,528
                        -----------  ------------  -----------     ----------     -----------    ------------    -----------
    Change in net
       assets resulting
       from capital
       transactions      23,617,618     1,520,213    1,747,854      3,507,609       3,135,749      10,167,479      6,380,068
                        -----------  ------------  -----------     ----------     -----------    ------------    -----------

Increase in net assets   24,106,120     1,554,186    1,690,468      3,697,123       3,628,941      13,565,703      8,119,241
Net assets at beginning
  of period               5,562,204     1,693,662    3,166,765      4,264,468       2,258,023      10,689,980      3,710,438
                        -----------  ------------   ----------     ----------     -----------    ------------    -----------
NET ASSETS AT END
  OF PERIOD             $29,668,324  $  3,247,848   $4,857,233     $7,961,591     $ 5,886,964    $ 24,255,683    $11,829,679
                        -----------  ------------   ----------     ----------     -----------    ------------    -----------
NET ASSET VALUE PER
  UNIT AT END OF
  PERIOD                $      1.00  $      14.35   $    10.24     $    25.71     $     18.67    $     167.41    $     29.15
                        ===========  ============   ==========     ==========     ===========    ============    ===========
UNITS OUTSTANDING
  AT END OF PERIOD       29,668,324       226,331      474,339        309,669         315,317         144,888        405,821
                        ===========  ============   ==========     ==========     ===========    ============    ===========

FOR THE YEAR ENDED DECEMBER 31, 1998


                                                                                         FIDELITY
                                FEDERATED     FEDERATED    FEDERATED      FIDELITY        ASSET         FIDELITY        FIDELITY
FOR THE YEAR                   PRIME MONEY     UTILITY    HIGH INCOME   EQUITY-INCOME    MANAGER        INDEX 500      CONTRAFUND
ENDED DECEMBER 31, 1998          FUND II       FUND II    BOND FUND II    PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO
-----------------------       ------------   -----------  ------------   ------------  ------------    ------------   ------------
From operations:
  Net investment income
    (loss)                    $    207,113    $     3,202   $   (9,420)    $    8,287  $    19,013     $    (22,378)    $    3,442
  Net realized and
    unrealized gains
    (losses)                           634         97,354      (26,804)       186,584      141,214        1,288,532        507,452
                              ------------    -----------   ----------     ----------  -----------     ------------     ----------
    Change in net assets
      resulting from
      operations                   207,747        100,556      (36,224)       194,871      160,227        1,266,154        510,894
From capital
  transactions:
  Net premiums/deposits         24,848,283      1,307,253    2,301,701      2,167,250    1,237,984        6,238,184      1,114,162
  Death benefits                   (15,275)       (19,978)     (13,846)        (7,421)          --               --        (10,449
  Surrenders                      (198,856)       (15,885)     (12,264)       (37,904)      (1,620)         (50,773)       (23,821
  Withdrawals                     (112,539)       (77,318)     (93,235)       (31,134)     (22,890)        (110,964)       (23,659
  Transfers into (out of)
    subaccounts, net--
    Note 1                     (20,028,240)       348,351      830,154      1,482,837      616,956        2,784,494      1,814,245
                              ------------    -----------   ----------     ----------  -----------     ------------     ----------
    Change in net assets
      resulting from
      capital
      transactions               4,493,373      1,542,423    3,012,510      3,573,628    1,830,430        8,860,941      2,870,478
                              ------------    -----------   ----------     ----------  -----------     ------------     ----------
Increase in net assets           4,701,120      1,642,979    2,976,286      3,768,499    1,990,657       10,127,095      3,381,372
Net assets at beginning
  of period                        861,084         50,683      190,479        495,969      267,366          562,885        329,066
                              ------------    -----------   ----------     ----------  -----------     ------------     ----------
NET ASSETS AT END
  OF PERIOD                   $  5,562,204    $ 1,693,662   $3,166,765     $4,264,468  $ 2,258,023     $ 10,689,980     $3,710,438
                              ------------    -----------   ----------     ----------  -----------     ------------     ----------
NET ASSET VALUE PER
  UNIT AT END OF
  PERIOD                      $       1.00    $     15.27   $    10.92     $    25.42  $     18.16     $     141.25     $    24.44
                              ============    ===========   ==========     ==========  ===========     ============     ==========
UNITS OUTSTANDING AT
  END OF PERIOD                  5,562,204        110,914      289,997        167,760      124,340           75,681        151,818
                              ============    ===========   ==========     ==========  ===========     ============     ==========

                 See accompanying Notes to Financial Statements.


THE ALGER
 AMERICAN                  THE ALGER                                 MFS                                          VAN ECK
  SMALL       THE ALGER    AMERICAN       MFS                      GROWTH        MFS        MFS        SOGEN      WORLDWIDE VAN ECK
CAPITALI-     AMERICAN      MIDCAP      EMERGING       MFS          WITH       LIMITED     TOTAL      OVERSEAS      HARD    EMERGING
 ZATION        GROWTH       GROWTH       GROWTH      RESEARCH      INCOME      MATURITY    RETURN     VARIABLE     ASSETS    MARKETS
PORTFOLIO     PORTFOLIO    PORTFOLIO     SERIES       SERIES       SERIES       SERIES     SERIES       FUND        FUND      FUND
---------    -----------  -----------  ----------   ----------   ----------  ----------  ----------  ----------   --------   ------
$  209,821  $   797,115  $  191,821  $   (70,170) $  (10,995)  $  (33,005) $   89,209  $   92,099  $   (2,716) $   (668) $   (8,211)
   877,579    2,623,150     550,917    3,333,425     762,397      169,842     (32,181)   (112,598)    937,133    48,357     516,095
----------  -----------  ----------  -----------  ----------   ----------  -----------  ---------    --------  --------  ----------
 1,087,400    3,420,265     742,738    3,263,255     751,402      136,837      57,028     (20,499)    934,417    47,689     507,884
----------  -----------  ----------  -----------  ----------   ----------  -----------  ---------    --------  --------  ----------
 1,066,895    5,221,581   1,384,117    2,740,437   1,024,522    1,191,276     261,437   1,432,338     411,295   150,522     195,914
      --        (52,193)     (9,196)      (5,257)    (33,341)        --       (11,410)   (175,729)        --        --          --
   (13,535)    (246,417)    (30,775)     (31,310)    (36,878)     (26,140)    (77,142)    (82,248)    (87,477)   (8,640)       --
   (33,248)    (208,410)    (38,843)     (34,437)    (35,053)     (59,788)    (22,640)    (61,388)    (73,467)   (1,989)    (15,623)
   222,844    5,544,308     642,592    1,911,677   1,312,541    1,605,262     746,199   1,874,729      99,935    35,073      (6,561)
----------  -----------  ----------  -----------  ----------   ----------  -----------  ---------    --------  --------  ----------
 1,242,956   10,258,869   1,947,895    4,581,110   2,231,791    2,710,610     896,444   2,987,702     350,286   174,966     173,730
----------  -----------  ----------  -----------  ----------   ----------  -----------  ---------    --------  --------  ----------
 2,330,356   13,679,134   2,690,633    7,844,365   2,983,193    2,847,447     953,472   2,967,203   1,284,703   222,655     681,614
 1,601,255    5,444,900   1,173,004    2,923,811   1,678,171    2,385,418   1,031,558   1,893,187   2,038,462   141,143     401,475
----------  -----------  ----------  -----------  ----------   ----------  -----------  ---------    --------  --------  ----------
$3,931,611   19,124,034  $3,863,637  $10,768,176  $4,661,364   $5,232,865  $1,985,030  $4,860,390  $3,323,165  $363,798  $1,083,089
----------  -----------  ----------  -----------  ----------   ----------  -----------  ---------    --------  --------  ----------
$    55.15  $     64.38  $    32.23  $     37.94  $    23.34   $    21.31  $     9.81  $    17.75  $    14.18  $  10.96  $    14.26
==========  ===========  ==========  ===========  ==========   ==========  ==========  ==========   ========== ========  ==========
    71,289      297,049     119,877      283,821     199,716      245,559     202,348     273,825     234,356    33,193      75,953
==========  ===========  ==========  ===========  ==========   ==========  ==========  ==========   ========== ========  ==========
$  115,699  $   307,440  $   18,386  $   (10,989) $   (1,475)  $  (16,356) $   (7,862) $   12,833  $  (24,005) $  4,608  $   (2,674)
     2,409      766,562     131,442      548,478     172,413      234,577     (11,034)     69,285     (64,492)  (40,765)   (109,753)
----------  -----------  ----------  -----------  ----------   ----------  -----------  ---------    --------  --------  ----------
   118,108    1,074,002     149,828      537,489     170,938      218,221     (18,896)     82,118     (88,497)  (36,157)   (112,427)
----------  -----------  ----------  -----------  ----------   ----------  -----------  ---------    --------  --------  ----------
 1,012,659    2,385,652     456,073      845,164     586,011    1,164,678     743,654     968,524   1,098,070   128,466     348,583
    (3,193)        --        (3,436)        --          --         (4,023)     (7,699)        --       (3,348)      --          --
   (27,136)     (13,467)       --         (9,089)     (1,253)        --        (6,502)     (7,865)    (16,724)  (20,009)     (3,769)
   (16,711)     (33,198)     (1,155)     (24,319)    (11,140)     (17,911)     (6,087)    (11,868)    (21,157)   (1,198)     (4,392)
   321,797    1,782,528     529,267    1,432,918     777,200      805,436     245,382     602,434     317,226    61,004     156,590
----------  -----------  ----------  -----------  ----------   ----------  -----------  ---------    --------  --------  ----------
 1,287,416    4,121,515     980,749    2,244,674   1,350,818    1,948,180     968,748   1,551,225   1,374,067   168,263     497,012
----------  -----------  ----------  -----------  ----------   ----------  -----------  ---------    --------  --------  ----------
 1,405,524    5,195,517   1,130,577    2,782,163   1,521,756    2,166,401     949,852   1,633,343   1,285,570   132,106     384,585
   195,731      249,383      42,427      141,648     156,415      219,017      81,706     259,844     752,892     9,037      16,890
----------  -----------  ----------  -----------  ----------   ----------  -----------  ---------   --------   --------  ----------
$1,601,255  $ 5,444,900  $1,173,004  $ 2,923,811  $1,678,171   $2,385,418  $1,031,558  $1,893,187  $2,038,462  $141,143  $  401,475
----------  -----------  ----------  -----------  ----------   ----------  -----------  ---------   --------   --------  ----------
$    43.97  $     53.22  $    28.87  $     21.47  $    19.05   $    20.11  $    10.16  $    18.12  $    10.07  $   9.20  $     7.12
==========  ===========  ==========  ===========  ==========   ==========  ==========  ==========  ==========  ========  ==========
    36,417      102,309      40,631      136,181      88,093      118,618     101,531     104,481     202,429    15,342      56,387
==========  ===========  ==========  ===========  ==========   ==========  ==========  ==========  ==========  ========  ==========


                 See accompanying Notes to Financial Statements.

                       VALLEY FORGE LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                          JANUS                                 JANUS       JANUS        JANUS
                                          ASPEN         JANUS       JANUS       ASPEN       ASPEN        ASPEN
                                         CAPITAL        ASPEN       ASPEN     FLEXIBLE  INTERNATIONAL WORLD WIDE
                                      APPRECIATION     GROWTH     BALANCED     INCOME      GROWTH       GROWTH
FOR THE YEAR ENDED DECEMBER 31, 1999    PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
------------------------------------    ---------     ---------   ---------   ---------   ---------    ---------
From operations:
   Net investment income (loss)      $  (19,876)  $    (5,105)    $  (4,713) $     (324)  $    (664) $    (3,010)
   Net realized and unrealized
     gains (losses)                   1,779,858       305,014       223,405       2,109     107,623      339,397
                                     ----------   -----------     ---------  ----------   ---------  -----------
     Change in net assets
         resulting from operations    1,759,982       299,909       218,692       1,785     106,959      336,387
                                     ----------   -----------     ---------  ----------   ---------  -----------
From capital transactions:
   Net premiums/deposits              6,485,581     2,588,038     3,367,893     204,092     617,608    2,407,678
   Death benefits                            --            --            --          --          --           --
   Surrenders                           (11,563)       (9,539)           --          --          --       (8,172)
   Withdrawals                          (11,346)      (12,696)       (5,771)         --        (228)      (2,401)
   Transfers into(out of)
     subaccounts,
     net--Note 1
                                             --            --            --          --          --            3
                                     ----------   -----------     ---------  ----------   ---------  -----------
     Change in net assets resulting
         from capital transactions    6,462,672     2,565,803     3,362,122     204,092     617,380    2,397,108
                                     ----------   -----------     ---------  ----------   ---------  -----------
Increase in net assets                8,222,654     2,865,712     3,580,814     205,877     724,339    2,733,495
Net assets at beginning of period            --            --            --          --          --           --
                                     ----------   -----------     ---------  ----------   ---------  -----------
NET ASSETS AT END OF PERIOD          $8,222,654   $ 2,865,712    $3,580,814  $  205,877   $ 724,339  $ 2,733,495
                                     ----------   -----------    ----------  ----------   ---------  -----------
NET ASSET VALUE PER UNIT AT END
   OF PERIOD                         $    33.17   $     33.65     $   27.92  $    11.42   $   38.67  $     47.75
                                     ==========   ===========     =========  ==========   =========  ===========
UNITS OUTSTANDING AT END OF PERIOD      247,894        85,162       128,253      18,028      18,731       57,246
                                     ==========   ===========     =========  ==========   =========  ===========

                 See accompanying Notes to Financial Statements.

                          NOTES TO FINANCIAL STATEMENTS
                       VALLEY FORGE LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

                              NOTE 1. ORGANIZATION

         Valley Forge Life Insurance Company Variable Annuity Separate Account ("Variable Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a separate account of Valley Forge Life Insurance Company ("VFL"). The Variable Account began operation on February 3, 1997. The assets of the Variable Account are segregated from VFL's general account and its other separate accounts. VFL is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNA"). Loews Corporation owns approximately 86% of the outstanding common stock of CNA.

         VFL sells a wide range of life insurance products, including the Flexible Premium Deferred Annuity Contract ("Contract"). Under the terms of the Contract, contractholders select where the net purchase payments of the Contract are invested. The contractholder may choose to invest in either the Variable Account, the Guaranteed Interest Option Separate Account ("GIO Account") or both the Variable Account and the GIO Account.

         The Variable Account currently offers 24 subaccounts each of which invests in shares of corresponding funds (Funds), in which the contractholders bear all of the investment risk. Each Fund is either an open-end diversified management investment company or a separate investment portfolio of such a company and is managed by an investment advisor ("Investment Advisor") which is registered with the Securities and Exchange Commission. The Investment Advisors and subaccounts are identified here.

INVESTMENT ADVISOR:                                           INVESTMENT ADVISOR:
   FUND/SUBACCOUNT                                            FUND/SUBACCOUNT
------------------                                            ---------------
FEDERATED ADVISERS:                                           MASSACHUSETTS FINANCIAL SERVICES
   Federated Prime Money Fund II                                  COMPANY:
   Federated Utility Fund II                                     MFS Emerging Growth Series
   Federated High Income Bond Fund II                            MFS Research Series
FIDELITY MANAGEMENT & RESEARCH COMPANY:                          MFS Growth With Income Series
   Fidelity Variable Insurance Products                          MFS Limited Maturity Series (closed
     Fund Equity-Income Portfolio ("Fidelity                          to new investments)
     Equity-Income Portfolio")                                   MFS Total Return Series
   Fidelity Variable Insurance Products                       SOCIETE GENERALE ASSET MANAGEMENT
     Fund II Asset Manager Portfolio                             CORP.:
     ("Fidelity Asset Manager Portfolio")                        SoGen Overseas Variable Fund
   Fidelity Variable Insurance Products                       VAN ECK ASSOCIATES CORPORATION:
     Fund II Index 500 Portfolio                                 Van Eck Worldwide Hard Assets Fund
     ("Fidelity Index 500 Portfolio")                            Van Eck Emerging Markets Fund
   Fidelity Variable Insurance Products                       JANUS CAPITAL CORPORATION-
      Fund II Contrafund Portfolio                                     INSTITUTIONAL CLASS
      ("Fidelity Contrafund Portfolio")                         Janus Aspen Capital Appreciation Portfolio
FRED ALGER MANAGEMENT, INC.:                                    Janus Aspen Growth Portfolio
   The Alger American Small                                     Janus Aspen Balanced Portfolio
     Capitalization Portfolio                                   Janus Aspen Flexible Income Portfolio
   The Alger American Growth Portfolio                          Janus Aspen International Growth
   The Alger American MidCap Growth                                   Portfolio
    Portfolio                                                   Janus Aspen World Wide Growth Portfolio



The MFS Limited Maturity Series subaccount is no longer available for new allocations as of May 1, 1999.

         The GIO Account is also a separate account of VFL. Through the guaranteed interest option, VFL offers specified effective annual rates of interest that are credited daily and available for specified periods of time. Contractholders choosing the guaranteed interest option do not participate in the investment performance of the GIO Account and this performance does not determine the GIO Account value or benefits relating thereto.

         The assets of the GIO Account and the Variable Account are segregated from other VFL assets and from the General Account of VFL. The contractholder (before the maturity date, while the contractholder is still living or the Contract is in force) may transfer all or part of any subaccount value to another subaccount(s) or to the GIO Account, or transfer all or part of the GIO Account value to any subaccounts. The GIO Account, however, unlike the Variable Account, is not registered as an investment company under the 1940 Act. Separate financial statements are not prepared for the GIO Account and the accompanying financial statements do not reflect amounts invested in the GIO Account.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         VALUATION OF INVESTMENTS--Investments in the Variable Account consist of shares of the Funds and are stated at market value based on quoted market prices. Changes in the difference between market value and cost are reflected as net unrealized gains (losses) in the accompanying financial statements.

         INVESTMENT INCOME--Investment income consists of dividends declared by the Funds and are recognized on the date of record.

         REALIZED GAINS AND LOSSES--Realized investment gains and losses in the Variable Account represent the difference between the proceeds from sales of shares of the Funds held by the subaccount and the cost of such shares, which are determined using the first-in first-out cost method.

         FEDERAL INCOME TAXES--Net investment income and realized gains and losses on investments of the Variable Account are taxable to contractholders generally upon distribution. Accordingly, no provision for income taxes has been recorded in the accompanying financial statements.

         USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the opinion of Variable Account's management, these statements include all adjustments, consisting of normal recurring accruals, which are necessary for the fair presentation of the financial position, results of operations and changes in net assets in the accompanying financial statements.

                         NOTE 3. CHARGES AND DEDUCTIONS

         VFL deducts a daily charge from the assets of the Variable Account to compensate it for mortality and expense risks that it assumes under the Contract. The daily charge is equal to an annual rate of 1.25% of the net assets of the subaccount.

         An annual administration fee of $30 is also deducted from the subaccounts on each Contract if the contract value is below $50,000. This fee is to cover a portion of VFL's administrative expenses related to the contracts.

         VFL deducts a daily administration charge from the assets of the subaccounts on each Contract to compensate it for a portion of the expenses it incurs in administering the contracts. The daily charge is equal to an annual rate of 0.15% of the net assets of the subaccounts.

         VFL permits 12 free transfers among and between the subaccounts within the Variable Account (four of which can be applied to the GIO Account) per contract year without an assessment of a fee. For each additional transfer, VFL charges $25 at the time each such transfer is processed. The fee is deducted from the amount being transferred.

                      NOTE 4. DIVERSIFICATION REQUIREMENTS

         Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. VFL believes, based on the funds' prospectuses of each of the Funds that the Variable Account participates in, that the mutual Funds satisfy the diversification requirement of the regulations.

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors and Stockholder
Valley Forge Life Insurance Company

         We have audited the accompanying balance sheets of Valley Forge Life Insurance Company (a wholly-owned subsidiary of Continental Assurance Company, which is a wholly-owned subsidiary of Continental Casualty Company, a wholly owned subsidiary of CNA Financial Corporation, an affiliate of Loew's Corporation) as of December 31, 1999 and 1998, and the related statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, such financial statements present fairly, in all material respects, the financial position of Valley Forge Life Insurance Company as of December 31, 1999 and 1998, and the results of operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with generally accepted accounting principles.

         As discussed in Note 12 to the financial statements, the Company changed its method of accounting for liabilities for insurance-related assessments in 1999.

Deloitte & Touche LLP
Chicago, Illinois
February 23, 2000

                       VALLEY FORGE LIFE INSURANCE COMPANY
                                 BALANCE SHEETS


December 31                                                           1999           1998
-----------                                                        -----------    -----------
(In thousands of dollars)
ASSETS:
   Investments:
   Fixed maturities available-for-sale (amortized cost: $548,444
      and $454,635)                                                $   530,512    $   460,516
   Equity securities available-for-sale (cost: $0 and $981)                 51          2,218
   Policy loans                                                         93,575         74,150
   Other invested assets                                                   433            485
   Short-term investments                                               24,714         81,418
                                                                   -----------    -----------
      TOTAL INVESTMENTS                                                649,285        618,787
Cash                                                                     3,529          3,750
Receivables:
   Reinsurance                                                       2,414,553      2,119,897
   Premium and other                                                    82,852         76,690
   Less allowance for doubtful accounts                                    (12)           (26)
Deferred acquisition costs                                             127,297        111,963
Accrued investment income                                               11,066          7,721
Receivables for securities sold                                          2,426           --
Federal income tax recoverable                                           4,316           --
Other                                                                    4,883            902
Separate Account business                                              209,183         73,745
                                                                   -----------    -----------
   TOTAL ASSETS                                                    $ 3,509,378    $ 3,013,429
                                                                   ===========    ===========
LIABILITIES AND STOCKHOLDER'S EQUITY:
Liabilities:
   Insurance reserves:
     Future policy benefits                                        $ 2,751,396    $ 2,438,305
     Claims and claim expense                                          139,653         93,001
     Policyholders' funds                                               43,466         42,746
Payables for securities purchased                                        2,421            370
Federal income taxes payable                                              --            6,468
Deferred income taxes                                                    2,694          6,213
Due to affiliates                                                       12,435          1,946
Commissions and other payables                                          95,976         86,815
Separate Account business                                              209,183         73,745
                                                                   -----------    -----------
   TOTAL LIABILITIES                                                 3,257,224      2,749,609
                                                                   -----------    -----------
Commitments and contingent liabilities
Stockholder's Equity
   Common stock ($50 par value; Authorized--200,000 shares;
     Issued--50,000 shares)                                              2,500          2,500
   Additional paid-in capital                                           69,150         69,150
   Retained earnings                                                   191,464        187,683
   Accumulated other comprehensive income (loss)                       (10,960)         4,487
                                                                   -----------    -----------
      TOTAL STOCKHOLDER'S EQUITY                                       252,154        263,820
                                                                   -----------    -----------
      TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                   $ 3,509,378    $ 3,013,429
                                                                   ===========    ===========

                 See accompanying Notes to Financial Statements.

                       VALLEY FORGE LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS


Year Ended December 31                               1999         1998        1997
----------------------                            ---------    ---------   ---------
(In thousands of dollars)
Revenues:
   Premiums                                       $ 310,719    $ 315,599   $ 332,172
   Net investment income                             39,148       35,539      29,913
   Realized investment gains (losses)               (19,081)      16,967       4,200
   Other                                              4,545        7,959       6,872
                                                  ---------    ---------   ---------
                                                    335,331      376,064     373,157
                                                  ---------    ---------   ---------
Benefits and expenses:
   Insurance claims and policyholders' benefits     291,547      301,900     307,207
   Amortization of deferred acquisition costs        13,942       11,807      11,818
   Other operating expenses                          23,740       35,813      33,505
                                                  ---------    ---------   ---------
                                                    329,229      349,520     352,530
                                                  ---------    ---------   ---------
   Income before income tax expense and
      cumulative effect of change
      in accounting principle                         6,102       26,544      20,627
Income tax expense                                    2,087        9,091       7,297
                                                  ---------    ---------   ---------
   Income before cumulative effect of change
      in accounting principle                         4,015       17,453      13,330
   Cumulative effect of change in accounting
      principle, net of tax-Note 12                     234         --          --
                                                  ---------    ---------   ---------
   NET INCOME                                     $   3,781    $  17,453   $  13,330
                                                  =========    =========   =========



                 See accompanying Notes to Financial Statements.

                       VALLEY FORGE LIFE INSURANCE COMPANY

                       STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                          Accumulated
                                                                                            Other
                                                  Additional  Comprehensive               Comprehensive            Total
                                        Common     Paid-in       Income         Retained     Income            Stockholder's
                                        Stock      Capital       (Loss)         Earnings     (Loss)               Equity
                                      ---------   ----------  -------------     --------  ------------        --------------
(In thousands of dollars)
Balance, December 31, 1996            $   2,500   $  39,150                   $ 156,900   $     990           $ 199,540
Comprehensive income:
   Net income                              --          --     $  13,330          13,330        --                13,330
   Other comprehensive income              --          --         3,390            --         3,390               3,390
                                                              ---------
Total comprehensive income                                    $  16,720
                                                              =========
Balance, December 31, 1997                2,500      39,150                     170,230       4,380             216,260
Capital Contribution from Assurance        --        30,000                        --          --                30,000
Comprehensive income:
   Net income                              --          --     $  17,453          17,453        --                17,453
   Other comprehensive income              --          --           107            --           107                 107
                                                              ---------
Total comprehensive income                                    $  17,560
                                                              =========
Balance, December 31, 1998                2,500      69,150                     187,683       4,487             263,820
Comprehensive income (loss):
   Net income                              --          --     $   3,781           3,781        --                 3,781
   Other comprehensive loss                --          --       (15,447)           --       (15,447)            (15,447)
                                                              ---------
Total comprehensive loss                                      $ (11,666)
                                                              =========
BALANCE, DECEMBER 31, 1999            $   2,500   $  69,150                   $ 191,464   $ (10,960)          $ 252,154
                                      =========   =========   =========       =========   =========           =========


                 See accompanying Notes to Financial Statements.

                       VALLEY FORGE LIFE INSURANCE COMPANY

                            STATEMENTS OF CASH FLOWS

December 31                                                             1999           1998           1997
-----------                                                          -----------    -----------    -----------
(In thousands of dollars)

CASH FLOWS FROM OPERATING ACTIVITIES
   Net income                                                        $     3,781    $    17,453    $    13,330
   Adjustments to reconcile net income to net
      cash flows from operating activities:
      Deferred income tax provision                                        4,924          2,058          2,581
      Realized investment losses (gains)                                  19,081        (16,967)        (4,200)
      Amortization of bond discount                                       (2,999)        (4,821)        (2,438)
      Changes in:
        Receivables, net                                                (300,832)      (544,920)      (269,787)
        Deferred acquisition costs                                       (13,866)       (16,746)       (20,765)
        Accrued investment income                                         (3,345)        (2,476)          (300)
        Due to/from affiliates                                           (10,489)        37,945         31,500
        Federal income taxes payable and receivable                      (10,784)           493          2,151
        Insurance reserves                                               380,939        541,560        221,252
        Commissions and other payables and other                          25,642        (18,804)        47,212
                                                                     -----------    -----------    -----------
           Total adjustments                                              88,271        (22,678)         7,206
                                                                     -----------    -----------    -----------
           NET CASH FLOWS FROM OPERATING ACTIVITIES                       92,052         (5,225)        20,536
                                                                     -----------    -----------    -----------
CASH FLOWS FROM INVESTING ACTIVITIES
   Purchases of fixed maturities                                      (1,512,848)      (744,431)      (464,361)
   Proceeds from fixed maturities:
      Sales                                                            1,339,905        741,277        278,459
      Maturities, calls and redemptions                                   58,263         33,635         45,442
   Purchases of equity securities                                           --               (5)        (1,334)
   Proceeds from sale of equity securities                                 2,647              5          2,447
   Change in short-term investments                                       59,455        (73,233)        39,301
   Change in policy loans                                                (19,424)        (7,179)        (6,704)
   Change in other invested assets                                           205            (82)          (580)
   Other, net                                                               --             --             --
                                                                     -----------    -----------    -----------
        NET CASH FLOWS FROM INVESTING ACTIVITIES                         (71,797)       (50,013)      (107,330)
                                                                     -----------    -----------    -----------
CASH FLOWS FROM FINANCING ACTIVITIES
   Receipts for investment contracts credited
      to policyholder accounts                                            15,901         30,007        111,478
   Return of policyholder account balances on investment contracts       (36,377)       (25,584)       (24,878)
   Capital contribution from Assurance                                      --           30,000           --
                                                                     -----------    -----------    -----------
        NET CASH FLOWS FROM FINANCING ACTIVITIES                         (20,476)        34,423         86,600
                                                                     -----------    -----------    -----------
        NET CASH FLOWS                                                      (221)       (20,815)          (194)
Cash at beginning of period                                                3,750         24,565         24,759
                                                                     -----------    -----------    -----------
CASH AT END OF PERIOD                                                $     3,529    $     3,750    $    24,565
                                                                     ===========    ===========    ===========
Supplemental disclosures of cash flow information:
   Federal income taxes paid                                         $     8,260    $     6,651    $     2,488
                                                                     ===========    ===========    ===========


                 See accompanying Notes to Financial Statements.

                       VALLEY FORGE LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


NOTE 1.  SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

         Valley Forge Life Insurance Company (VFL) is a wholly-owned subsidiary of Continental Assurance Company (Assurance). Assurance is a wholly-owned subsidiary of Continental Casualty Company (Casualty) which is wholly-owned by CNA Financial Corporation (CNAF). Loews Corporation owns approximately 86% of the outstanding common stock of CNAF.

         VFL markets and underwrites insurance products designed to satisfy the life, health insurance and retirement needs of individuals and groups. Products available in individual policy form include annuities as well as term and universal life insurance. Products available in group policy form include life, pension, accident and health insurance.

         The operations, assets and liabilities of VFL and its parent, Assurance, are managed on a combined basis. Pursuant to a Reinsurance Pooling Agreement, as amended, VFL cedes all of its business, excluding its separate account business, to its parent, Assurance. This ceded business is then pooled with the business of Assurance, which excludes Assurance's participating contracts and separate account business, and 10% of the combined pool is assumed by VFL.

         The accompanying financial statements have been prepared in conformity with generally accepted accounting principles (GAAP). Certain amounts applicable to prior years have been reclassified to conform to classifications followed in 1999.

         The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INSURANCE

         Premium revenue- Revenues on universal life type contracts are comprised of contract charges and fees which are recognized over the coverage period. Accident and health insurance premiums are earned ratably over the terms of the policies after provision for estimated adjustments on retrospectively rated policies and deductions for ceded insurance. Other life insurance premiums are recognized as revenue when due, after deductions for ceded insurance.

         Future policy benefit reserves- Reserves for traditional life insurance products (whole and term life products) are computed based upon the net level premium method using actuarial assumptions as to interest rates, mortality, morbidity, withdrawals and expenses. Actuarial assumptions include a margin for adverse deviation and generally vary by plan, age at issue and policy duration. Interest rates range from 3% to 9%, and mortality, morbidity and withdrawal assumptions reflect VFL and industry experience prevailing at the time of issue. Expense assumptions include the estimated effects of inflation and expenses to be incurred beyond the premium paying period. Reserves for universal life-type contracts are equal to the account balances that accrue to the benefit of the policyholders. Interest crediting rates ranged from 4.45% to 7.25% for the three years ended December 31, 1999.

         Claim and claim expense reserves- Claim reserves include provisions for reported claims in the course of settlement and estimates of unreported losses based upon past experience and estimates of future expenses to be incurred in settlement of claims.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

         Reinsurance- In addition to the Reinsurance Pooling Agreement with Assurance, VFL also assumes and cedes insurance with other insurers and reinsurers and members of various reinsurance pools and associations. VFL utilizes reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposures on larger risks. The reinsurance coverages are tailored to the specific risk characteristics of each product line with VFL's retained amount varying by type of coverage. VFL's reinsurance includes coinsurance, yearly renewable term and facultative programs. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability and future policy benefit reserves.

         Deferred acquisition costs- Cost of acquiring life insurance business are capitalized and amortized based on assumptions consistent with those used for computing future policy benefit reserves. Acquisition costs on traditional life business are amortized over the assumed premium paying periods. Universal life and annuity acquisition costs are amortized in proportion to the present value of the estimated gross profits over the products' assumed durations. To the extent that unrealized gains or losses on available-for-sale securities would result in an adjustment of deferred policy acquisition costs had those gains or losses actually been realized, the related unamortized deferred policy acquisition costs are recorded as an adjustment to the unrealized gains or losses included in stockholder's equity.

INVESTMENTS

         Valuation of investments- VFL classifies its fixed maturities and its equity securities as available-for-sale, and as such, they are carried at fair value. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion are included in net investment income.

         Policy loans are carried at unpaid balances. Short-term investments, which have an original maturity of one year or less, are carried at amortized cost which approximates market value. VFL has no real estate or mortgage loans.

         VFL records its derivative securities at fair value at the reporting date and changes in fair value are reflected in realized investment gains and losses. VFL's derivatives are made up of interest rate caps and purchased options and are classified as other invested assets.

         Investment gains and losses- All securities transactions are recorded on the trade date. Realized investment gains and losses are determined on the basis of the cost of the specific securities sold. Unrealized investment gains and losses on fixed maturities and equity securities are reflected as part of stockholder's equity, net of applicable deferred income taxes and deferred acquisition costs. Investments are written down to estimated fair values and losses are charged to income when a decline in value is considered to be other than temporary.

         Securities lending activities- VFL lends securities to unrelated parties, primarily major brokerage firms. Borrowers of these securities must deposit collateral with VFL equal to 100% of the fair value of the securities if the collateral is cash, or 102% if the collateral is securities. Cash deposits from these transactions are invested in short term investments (primarily commercial paper) and a liability is recognized for the obligation to return the collateral. VFL continues to receive the interest on loaned debt securities as beneficial owner, and accordingly, loaned debt securities are included in fixed maturity securities. VFL had no securities on loan at December 31, 1999 or 1998.

         Separate Account business- VFL writes certain variable annuity contracts and universal life policies. The supporting assets and liabilities of these contracts and policies are legally segregated and reflected as assets and liabilities of Separate Account business. Substantially all assets of the Separate Account business are carried at fair value. Separate Account liabilities are principally obligations due to contractholders and are carried at contract values.

INCOME TAXES

         VFL accounts for income taxes under the liability method. Under the liability method deferred income taxes are recognized for temporary differences between the financial statement and tax return bases of assets and liabilities. Temporary differences primarily relate to insurance reserves, deferred acquisition costs and net unrealized investment gains or losses.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

NOTE 2.  INVESTMENTS

         The significant components of net investment income are presented in the following table:

NET INVESTMENT INCOME

Year Ended December 31             1999      1998      1997
----------------------            -------   -------   -------
(In thousands of dollars)
Fixed maturities--Taxable bonds   $30,851   $27,150   $20,669
Equity securities                      54        72        72
Policy loans                        4,963     4,760     4,264
Short-term investments              2,969     3,803     4,885
Other                                 778       105       201
                                  -------   -------   -------
                                   39,615    35,890    30,091
Investment expense                    467       351       178
                                  -------   -------   -------
  NET INVESTMENT INCOME           $39,148   $35,539   $29,913
                                  =======   =======   =======


         Net realized investment gains (losses) and unrealized appreciation (depreciation) in investments are set forth in the following table:

ANALYSIS OF INVESTMENT GAINS (LOSSES)

Year Ended December 31                                      1999        1998        1997
----------------------                                    --------    --------    --------
(In thousands of dollars)
Realized investment gains (losses):
  Fixed maturities                                        $(20,981)   $ 16,907    $  3,333
  Equity securities                                          1,667           0       1,021
  Other                                                        233          60        (154)
                                                          --------    --------    --------
                                                           (19,081)     16,967       4,200
Income tax benefit (expense)                                 6,679      (5,938)     (1,470)
                                                          --------    --------    --------
    Net realized investment gains (losses)                 (12,402)     11,029       2,730
                                                          --------    --------    --------
Change in net unrealized investment gains (losses):
  Fixed maturities                                         (23,813)        441       5,806
  Equity securities                                         (1,186)        (42)       (607)
  Adjustment to deferred policy acquisition costs
    related to unrealized gains (losses) and other           1,235        (235)         20
                                                          --------    --------    --------
                                                           (23,764)        164       5,219
Deferred income tax (expense) benefit                        8,317         (57)     (1,829)
                                                          --------    --------    --------
    Change in net unrealized investment gains (losses)     (15,447)        107       3,390
                                                          --------    --------    --------
  NET REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)   $(27,849)   $ 11,136    $  6,120
                                                          ========    ========    ========

                      VALLEY FORGE LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

NOTE 2. - (CONTINUED)

SUMMARY OF GROSS REALIZED INVESTMENT GAINS (LOSSES)
FOR FIXED MATURITIES AND EQUITY SECURITIES

Year Ended December 31                                 1999                        1998                      1997
                                                       ----                        ----                      ----
(In thousands of dollars)                      FIXED          EQUITY         Fixed       Equity        Fixed        Equity
                                            MATURITIES      SECURITIES    Maturities   Securities   Maturities    Securities
                                            ----------      ----------    ----------   ----------   ----------    ----------
Proceeds from sales                        $   1,339,905     $  2,647     $  741,277     $  5       $  278,459     $  2,447
                                           =============     ========     ==========     ====       ==========     ========
Gross realized gains                       $       4,399     $  1,667     $   17,604     $ --       $    4,793     $  1,113
Gross realized losses                            (25,380)          --           (697)      --           (1,460)         (92)
                                           -------------     --------     ----------     ----       ----------     --------
   NET REALIZED GAINS (LOSSES)
      ON SALES                             $     (20,981)    $  1,667     $   16,907     $ --       $    3,333     $  1,021
                                           =============     ========     ==========     ====       ==========     ========


ANALYSIS OF NET UNREALIZED INVESTMENT GAINS (LOSSES)
INCLUDED IN ACCUMULATED OTHER COMPREHENSIVE INCOME

December 31                                                     1999                                    1998
                                                                ----                                    ----
                                                 GAINS         LOSSES          NET         Gains       Losses      Net
(In thousands of dollars)
Fixed maturities                               $      666    $  (18,598)   $  (17,932)   $   6,926    $  (1,045)   $  5,881
Equity securities                                      51          --              51        1,237         --         1,237
Adjustment to deferred policy
   acquisition costs related to
   unrealized gains (losses)
   and other                                        1,468          (448)        1,020         --           (215)       (215)
                                               ----------    ----------    ----------    ---------    ---------    --------
                                               $    2,185    $  (19,046)      (16,861)   $   8,163    $  (1,260)      6,903
                                               ==========    ==========                  =========    =========
Deferred income tax benefit (expense)                                           5,901                                (2,416)
                                                                           ----------                              --------
      NET UNREALIZED INVESTMENT
        GAINS (LOSSES)                                                     $  (10,960)                             $  4,487
                                                                           ==========                              ========

                      VALLEY FORGE LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

SUMMARY OF INVESTMENTS IN FIXED MATURITIES
AND EQUITY SECURITIES AVAILABLE FOR SALE

(In thousands of dollars)                                             GROSS       GROSS
                                                         AMORTIZED  UNREALIZED  UNREALIZED    FAIR
December 31, 1999                                          COST       GAINS      LOSSES      VALUE
-----------------                                        ---------  ---------- -----------  ---------
U.S. Treasuries and obligations of government agencies   $253,041   $   --     $  6,988     $246,053
Asset-backed securities                                   107,275         50      4,200      103,125
Corporate securities                                      164,140         98      6,914      157,324
Other debt securities                                      23,988        518        496       24,010
                                                         --------   --------   --------     --------
   Total fixed maturities                                 548,444        666     18,598      530,512
Equity securities                                            --           51       --             51
                                                         --------   --------   --------     --------
   TOTAL                                                 $548,444   $    717   $ 18,598     $530,563
                                                         ========   ========   ========     ========


December 31, 1998
U.S. Treasuries and obligations of government
   agencies                                              $223,743   $  1,601   $    563     $224,781
Asset-backed securities                                   109,207      1,163        180      110,190
Corporate securities                                       98,466      2,512         81      100,897
Other debt securities                                      23,219      1,650        221       24,648
                                                         --------   --------   --------     --------
   Total fixed maturities                                 454,635      6,926      1,045      460,516
Equity securities                                             981      1,237       --          2,218
                                                         --------   --------   --------     --------
   Total                                                 $455,616   $  8,163   $  1,045     $462,734
                                                         ========   ========   ========     ========


SUMMARY OF INVESTMENTS IN FIXED MATURITIES BY CONTRACTUAL MATURITY

                                                                                       1999
                                                                            AMORTIZED           FAIR
December 31                                                                   COST             VALUE
-----------                                                               ------------     ------------
(In thousands of dollars)

Due in one year or less                                                   $      4,130     $      4,115
Due after one year through five years                                          180,447          176,798
Due after five years through ten years                                         194,438          188,778
Due after ten years                                                             62,154           57,697
Asset-backed securities not due at a single maturity date                      107,275          103,124
                                                                          ------------     ------------
  Total                                                                   $    548,444     $    530,512
                                                                          ============     ============


         Actual maturities may differ from contractual maturities because securities may be called or prepaid with or without call or prepayment penalties.

         There are no investments, other than equity securities, that have not produced income for the years ended December 31, 1999 and 1998. Except for investments in securities of the U.S. Government and its Agencies, there are no investments in a single issuer that when aggregated exceed 10% of stockholder's equity at December 31, 1999.

         Securities with carrying values of $2.7 million and $2.8 million were deposited by VFL under requirements of regulatory authorities as of December 31, 1999 and 1998, respectively.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED


NOTE 3.  FINANCIAL INSTRUMENTS

         In the normal course of business, VFL invests in various financial assets, incurs various financial liabilities, and enters into agreements involving derivative securities, including off-balance sheet financial instruments.

         Fair values are required to be disclosed for all financial instruments, whether or not recognized in the balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values may be based on estimates using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rates and estimates of future cash flows. Potential taxes and other transaction costs have not been considered in estimating fair value. The estimates presented herein are subjective in nature and are not necessarily indicative of the amounts VFL could realize in a current market exchange.

         All non-financial instruments such as deferred acquisition costs, reinsurance receivables, deferred income taxes and insurance reserves are excluded from fair value disclosure. Thus, the total fair value amounts cannot be aggregated to determine the underlying economic value of VFL.

         The carrying amounts reported in the balance sheet approximate fair value for cash, short-term investments, accrued investment income, receivables for securities sold, payables for securities purchased and certain other assets and other liabilities because of their short-term nature. Accordingly, these financial instruments are not listed in the table below. The carrying amounts and estimated fair values of VFL's other financial instrument assets and liabilities are listed below:


                                                                                1999                       1998
                                                                                ----                       ----
                                                                      CARRYING      ESTIMATED     Carrying      Estimated
DECEMBER 31                                                            AMOUNT      FAIR VALUE      Amount      Fair Value
-----------                                                            ------      ----------      ------      ----------
(In thousands of dollars)
FINANCIAL ASSETS
   Investments:
     Fixed maturities                                                $  530,512    $  530,512    $  460,516    $   460,516
     Equity securities                                                       51            51         2,218          2,218
     Policy loans                                                        93,575        87,156        74,150         72,148
     Other                                                                  433           433           485            485
   Separate Account business:
     Fixed maturities                                                    12,999        12,999           247            247
     Equity securities (primarily mutual funds)                         175,772       175,772        55,577         55,577
     Other                                                                  119           119           340            340
FINANCIAL LIABILITIES
   Premium deposits and annuity contracts                               294,777       278,810       332,665        312,979
                                                                     ==========    ==========    ==========    ===========

         The following methods and assumptions were used by VFL in estimating the fair value amounts for financial instruments:

                 Fixed maturities and equity securities are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services, costs to settle, or quoted market prices of comparable instruments.

                 The fair values for policy loans are estimated using discounted cash flow analyses at interest rates currently offered for similar loans to borrowers with comparable credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

                 Valuation techniques to determine fair value of Separate Account business assets consist of discounted cash flows and quoted market prices of (a) the investments or (b) comparable instruments. The fair value of Separate Account business liabilities approximates their carrying value.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED


                 Premium deposits and annuity contracts are valued based on cash surrender values and the outstanding fund balances.

         VFL invests from time to time in certain derivative financial instruments primarily to reduce its exposure to market risk. Financial instruments used for such purposes may include interest rate caps, put and call options, commitments to purchase securities, futures and forwards. VFL also uses derivatives to mitigate the risk associated with certain guaranteed annuity contracts by purchasing certain options in a notional amount equal to the original customer deposit. VFL generally does not hold or issue these instruments for trading purposes.

         Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, to either purchase or sell a financial instrument at a specified price within a specified period of time.

         An interest rate cap consists of a guarantee given by the issuer to the purchaser in exchange for the payment of a premium. This guarantee states that if interest rates rise above a specified rate, the issuer will pay to the purchaser the difference between the then current market rate and the specified rate on the notional principal amount. The notional principal amount is not actually borrowed or repaid.

         Derivative financial instruments consist of interest rate caps in the general account and purchased options in the Separate Accounts at December 31, 1999. The gross notional principal or contractual amounts of derivative financial instruments in the general account at December 31, 1999 and 1998 totaled $50 million. The gross notional principal or contractual amounts of derivative financial instruments in the Separate Accounts was $295 thousand at December 31, 1999 and was $1.5 million at December 31, 1998 as the separate accounts sold approximately $1.2 million of notional value in 1999. The contract of notional amounts are used to calculate the exchange of contractual payments under the agreements and are not representative of the potential for gain or loss on these agreements.

         The fair values associated with derivative financial instruments are generally affected by interest rates, equity stock prices and foreign exchange rates. The credit exposure associated with these instruments is generally limited to the unrealized fair value of the instruments and will vary based on the credit worthiness of the counterparties. The risk of default depends on the creditworthiness of the counterparty to the instrument. Although VFL is exposed to the aforementioned credit risk, it does not expect any counterparty to fail to perform as contracted based on the creditworthiness of the counterparties. Due to the nature of the derivative securities, VFL does not require collateral.

         The fair value of derivatives generally reflects the estimated amounts that VFL would receive or pay upon termination of the contracts at the reporting date. Dealer quotes are available for substantially all of VFL's derivatives. For securities not actively traded, fair values are estimated using values obtained from independent pricing services, costs to settle, or quoted market prices of comparable instruments. The fair value of derivative financial assets (liabilities) in the general account and Separate Accounts at December 31, 1999 totaled $0.4 million and $0.1 million, respectively, and compares to $0.1 million and $0.5 million, respectively, at December 31, 1998. Net realized gains (losses) on derivative financial instruments at December 31, 1999 totaled $0.4 million in the general account and ($0.1) million in the Separate Accounts. At December 31, 1998, net realized losses on derivative financial instruments held in the general account totaled $0.2 million and net realized gains on derivatives in the Separate Accounts were $0.1 million.

NOTE 4.  STATUTORY CAPITAL AND SURPLUS (UNAUDITED)

         Statutory capital and surplus and net income for VFL are determined in accordance with accounting practices prescribed or permitted by the Pennsylvania Insurance Department. Prescribed statutory accounting practices are set forth in a variety of publications of the National Association of Insurance Commissioners as well as state laws, regulations, and general administrative rules. VFL has no material permitted accounting practices. VFL had statutory net income of $8.3 million for the year ended December 31, 1999 and statutory net losses of $8.1 million, and $1.0 million for the years ended December 31, 1998, and 1997 respectively. The statutory net losses for 1998 and 1997 were primarily due to

                      VALLEY FORGE LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED


the immediate expensing of acquisition costs which were substantial and related sales of individual life and annuity products. Under GAAP, such costs are capitalized and amortized to income over the duration of these contracts. Statutory capital and surplus for VFL was $153.1 million, $147.1 million, and $125.3 million at December 31, 1999, 1998, and 1997, respectively.

         The payment of dividends by VFL to Assurance without prior approval of the Pennsylvania Insurance Department is limited to formula amounts. As of December 31, 1999, dividends of approximately $15.7 million were not subject to prior Insurance Department approval.

NOTE 5.  ACCUMULATED OTHER COMPREHENSIVE INCOME

         Comprehensive income is comprised of all changes to stockholder's equity, including net income, except those changes resulting from investments by, and distributions to, the stockholder. Other comprehensive income (loss) is comprehensive income exclusive of net income. The change in the components of accumulated other comprehensive income (loss) are shown in the following tables.


                                                                                  Pre-tax     Tax (Expense)      Net
Year Ended December 31, 1999                                                      Amount         Benefit       Amount
----------------------------                                                      ------         -------       ------
(In thousands of dollars)
Net unrealized gains (losses) on investment securities:
  Net unrealized holding gains (losses) arising during the period               $     (19,684)  $   6,889    $   (12,795)
  Adjustment for (gains) losses included in net income                                 (4,080)      1,428         (2,652)
                                                                                -------------   ---------    -----------
Total Other Comprehensive Income (Losses)                                       $     (23,764)  $   8,317    $   (15,447)
                                                                                =============   =========    ===========

                                                                                  Pre-tax     Tax (Expense)      Net
Year Ended December 31, 1998                                                      Amount         Benefit       Amount
----------------------------                                                      ------         -------       ------
(In thousands of dollars)
Net unrealized gains on investment securities:
  Net unrealized holding gains (losses) arising during the period               $       3,756   $  (1,314)   $     2,442
  Adjustment for (gains) losses included in net income                                 (3,592)      1,257         (2,335)
                                                                                -------------   ---------    -----------
Total Other Comprehensive Income                                                $         164   $     (57)   $       107
                                                                                =============   =========    ===========

                                                                                  Pre-tax     Tax (Expense)      Net
Year Ended December 31, 1997                                                      Amount         Benefit       Amount
----------------------------                                                      ------         -------       ------
(In thousands of dollars)
Net unrealized gains (losses) on investment securities:
  Net unrealized holding gains (losses) arising during the period               $       6,447   $  (2,256)   $     4,191
  Adjustment for (gains) losses included in net income                                 (1,228)        427           (801)
                                                                                -------------   ---------    -----------
Total Other Comprehensive Income                                                $       5,219   $  (1,829)   $     3,390
                                                                                =============   =========    ===========

NOTE 6.  BENEFIT PLANS

         VFL has no employees as it has contracted with Casualty for services provided by Casualty employees. As Casualty is a wholly-owned subsidiary of CNAF, all Casualty employees are covered by CNAF's Benefit Plans. The plans are discussed below.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED


PENSION PLAN

         CNAF has noncontributory pension plans covering all full-time employees age 21 or over that have completed at least one year of service. While the benefits for the plans vary, they are generally based on years of credited service and the employee's highest sixty consecutive months of compensation. Casualty is included in the CNA Employees' Retirement Plan and VFL is allocated a share of these expenses. The net pension cost allocated to VFL was $1.0 million, $1.1 million and $4.0 million for the years ended December 31, 1999, 1998 and 1997, respectively.

POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFITS

         CNAF provides certain health and dental care benefits for eligible retirees through age 64, and provides life insurance and reimbursement of Medicare Part B premiums for all eligible retired persons. CNAF funds benefit costs principally on the basis of current benefit payments. Net postretirement benefit cost allocated to VFL was $0.3 million, $0.5 million and $2.1 million for the years ended December 31, 1999, 1998 and 1997, respectively.

SAVINGS PLAN

         Casualty is included in the CNA Employees' Savings Plan, which is a contributory plan that allows employees to make regular contributions of up to 16% of their salary subject to limitations prescribed by the Internal Revenue Service. VFL is allocated a share of CNA Employees' Savings Plan expenses. CNAF contributes an amount equal to 70% of the first 6% of salary contributed by the employee. CNAF contributions allocated to and expensed by VFL for the Savings Plan were $0.2 million in each year 1999, 1998 and 1997.

NOTE 7.  INCOME TAXES

         VFL is taxed under the provisions of the Internal Revenue Code, as applicable to life insurance companies, and is included along with Assurance, its parent company, which is ultimately included in the consolidated Federal income tax return of Loews. The Federal income tax provision of VFL generally is computed on a stand-alone basis, as if VFL was filing its own separate tax return.

         VFL maintains a special tax memorandum account designated as the "Shareholder's Surplus Account." Dividends from this account may be distributed to the shareholder without resulting in any additional tax. The amount in the Shareholder's Surplus Account was $151.6 million and $156.3 million at December 31, 1999 and 1998, respectively. Another tax memorandum account, defined as the "Policyholders' Surplus Account," totaled $5.4 million at both December 31, 1999 and 1998. No further additions to this account are allowed. Amounts accumulated in the Policyholders' Surplus Account are subject to income tax if distributed to the stockholder. VFL has no plans for such a distribution and as a result, has not provided for such a tax.

         Significant components of VFL's net deferred tax liabilities as of December 31, 1999 and 1998 are shown in the table below:

December 31                                          1999               1998
-----------                                          ----               ----
(In thousands of dollars)

Insurance reserves                                $   20,715     $      26,880
Deferred acquisition costs                           (45,457)          (37,729)
Investment valuation                                   4,166             3,693
Net unrealized gains                                   5,901            (2,416)
Annuity deposits and other                             9,349             1,009
Other, net                                             2,632             2,350
                                                  ----------     -------------
       NET DEFERRED TAX LIABILITIES               $   (2,694)    $      (6,213)
                                                  ==========     =============

                      VALLEY FORGE LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

         At December 31, 1999, gross deferred tax assets and liabilities amounted to $44.3 million and $47.0 million, respectively. Gross deferred tax assets and liabilities, at December 31, 1998, amounted to $35.5 million and $41.7 million, respectively.

         The components of income tax expense are as follows:

Year Ended December 31                   1999          1998          1997
----------------------                 ----------    ---------    ----------
(In thousands of dollars)

Current tax expense (benefit)          $   (2,837)   $   7,033    $    4,716
Deferred tax expense                        4,924        2,058         2,581
                                       ----------    ---------    ----------
    TOTAL INCOME TAX EXPENSE           $    2,087    $   9,091    $    7,297
                                       ==========    =========    ==========

                      VALLEY FORGE LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED


         A reconciliation of the statutory federal income tax rate on income is as follows:


                                                            % OF                      % OF                       % OF
                                                           PRETAX                    PRETAX                     PRETAX
Year Ended December 31                         1999        INCOME         1998       INCOME         1997        INCOME
----------------------                         ----        ------         ----       ------         ----        ------
(In thousands of dollars)

Income taxes at statutory rates               $ 2,136         35.0     $  9,290        35.0     $    7,219         35.0
Other                                             (49)        (0.8)        (199)       (0.8)            78          0.4
                                              --------     -------    ----------   --------     ----------      -------
    INCOME TAX AT EFFECTIVE RATES             $ 2,087         34.2    $   9,091        34.2     $    7,297         35.4
                                              =======      =======    =========    ========     ==========      =======


NOTE 8.  REINSURANCE

         The ceding of insurance does not discharge primary liability of VFL. VFL places reinsurance with other carriers only after careful review of the nature of the contract and a thorough assessment of the reinsurers' credit quality and claim settlement performance. For carriers that are not authorized reinsurers in VFL's state of domicile, VFL receives collateral, primarily in the form of bank letters of credit.

         In the table below, the majority of life premium revenue is from long duration type contracts, while the majority of accident and health insurance premiums is from short duration contracts. The effects of reinsurance on premium revenues are shown in the following table:


                                                                          PREMIUMS                            ASSUMED/NET
                                                                          --------                            -----------
YEAR ENDED DECEMBER 31                            DIRECT           ASSUMED        CEDED             NET            %
----------------------                            ------           -------        -----             ---            -
(In thousands of dollars)

1999
    Life                                        $     633,764    $   109,964    $   666,003     $   77,725          141%
    Accident and Health                                 6,539        232,994          6,539        232,994          100
                                                -------------    -----------    -----------     ----------     --------
       Total premiums                           $     640,303    $   342,958    $   672,542     $  310,719          110%
                                                =============    ===========    ===========     ==========     ========
1998
    Life                                        $     687,644    $    78,156    $   690,541     $   75,259          104%
    Accident and Health                                 4,158        240,340          4,158        240,340          100
                                                -------------    -----------    -----------     ----------     --------
       Total premiums                           $     691,802    $   318,496    $   694,699     $  315,599          101%
                                                =============    ===========    ===========     ==========     ========
1997
    Life                                        $     564,891    $    81,502    $   567,217     $   79,176          103%
    Accident and Health                                 2,776        252,996          2,776        252,996          100
                                                -------------    -----------    -----------     ----------     --------
    Total premiums                              $     567,667    $   334,498    $   569,993     $  332,172          101%
                                                =============    ===========    ===========     ==========     ========

         Transactions with Assurance, as part of the Pooling Agreement described in Note 1, are reflected in the above table. Premium revenues ceded to non-affiliated companies were $395.2 million, $263.4 million and $116.2 million for the years ended December 31, 1999, 1998 and 1997, respectively. Additionally, benefits and expenses for insurance claims and policyholder benefits are net of reinsurance recoveries from non-affiliated companies of $263.4 million, $203.4 million and $77.8 million for the years ended December 31, 1999, 1998 and 1997, respectively.

         Reinsurance receivables reflected on the balance sheets are amounts recoverable from reinsurers who have assumed a portion of the Company's insurance reserves. These balances are principally due from Assurance pursuant the Reinsurance Pooling Agreement.

         The impact of reinsurance, including transactions with Assurance, on life insurance in force is shown in the following schedule:


                                                              LIFE INSURANCE IN FORCE                          ASSUMED/NET
                                                              -----------------------                          -----------
                                              DIRECT       ASSUMED           CEDED                 NET              %
                                              ------       -------           -----                 ---             ---
(In millions of dollars)

December 31, 1999                           $    267,102    $   42,629    $     281,883    $      27,848            153.1%
December 31, 1998                           $    224,615    $   32,253    $     230,734    $      26,134            123.4
December 31, 1997                           $    166,308    $   25,557    $     168,353    $      23,512            108.7


                      VALLEY FORGE LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED


NOTE 9.  RELATED PARTIES

         As discussed in Note 1, VFL is party to a Reinsurance Pooling Agreement with its parent, Assurance. In addition, VFL is party to the CNA Intercompany Expense Agreement whereby expenses incurred by CNAF and each of its subsidiaries are allocated to the appropriate companies. All acquisition and underwriting expenses allocated to VFL are further subject to the Reinsurance Pooling Agreement with Assurance, so that acquisition and underwriting expenses recognized by VFL are ten percent of the acquisition and underwriting expenses of the combined pool. Pursuant to the foregoing agreements, VFL recorded amortization of deferred acquisition costs and other operating expenses totaling $37.5 million, $47.6 million and $45.3 million for 1999, 1998 and 1997, respectively. Expenses of VFL exclude $5.6 million, $9.2 million and $9.9 million of general and administrative expenses incurred by VFL and allocated to CNAF for the years ended December 31, 1999, 1998 and 1997, respectively. At December 31, 1999 VFL had a payable of $12.4 million to affiliated companies and a $1.9 million payable at December 31, 1998.

         There are no interest charges on intercompany receivables or payables. In 1998, Assurance made a $30.0 million capital contribution to VFL.

NOTE 10.  LEGAL

         VFL is party to litigation arising in the ordinary course of business. The outcome of this litigation will not, in the opinion of management, materially affect the results of operations or stockholder's equity of VFL.

NOTE 11.  BUSINESS SEGMENTS

         VFL operates in one reportable segment, the business of which is to market and underwrite insurance products designed to satisfy the life, health and retirement needs of individuals and groups. VFL products are distributed primarily in the United States. Premium revenues earned outside the United States are not material.

         The operations, assets and liabilities of VFL and its parent, Assurance, are managed on a combined basis. Pursuant to a Reinsurance Pooling Agreement, as amended, VFL cedes all of its business, excluding its Separate Account business, to Assurance which is then pooled with the business of Assurance, excluding Assurance's participating contracts and separate account business, and 10% of the combined pool is assumed by VFL.

         The following presents premiums by product group for each of the years in the three years ended December 31, 1999:

(In thousands of dollars)            1999              1998          1997
-------------------------            ----              ----          ----

Life                               $    77,725    $   75,259     $    79,176
Accident and Health                    232,994       240,340         252,996
                                   -----------    ----------     -----------
Total                              $   310,719    $  315,599     $   332,172
                                   -----------    ----------     -----------

         Assurance provides health insurance benefits to postal and other federal employees under the Federal Employees Health Benefit Plan (FEHBP). Premiums under this contract totaled $2.1 billion, $2.0 billion and $2.1 billion for the years ended December 31, 1999, 1998 and 1997, respectively, and the portion of these premiums assumed by VFL under the Reinsurance Pooling Agreement totaled $209 million, $202 million and $212 million for the years ended December 31, 1999, 1998 and 1997, respectively.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED


NOTE 12.  CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE

         In the first quarter of 1999, VFL adopted Statement of Position 97-3 "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" (SOP 97-3). SOP 97-3 requires that insurance companies recognize liabilities for insurance-related assessments when an assessment is probable and will be imposed, when it can be reasonably estimated, and when the event obligating the entity to pay or probable assessment has occurred on or before the date of the financial statements. Adoption of SOP 97-3 resulted in an after tax charge of $234 thousand ($360 thousand, pretax) as a cumulative effect of a change in accounting principle. The pro forma effect of adoption on reported results for prior periods is not significant.




                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements


     The following financial statements of the Variable Account are included in Part B hereof:

    1. Independent Auditors' Report
    2. Statements of Assets and Liabilities - December 31, 1999 and December 31, 1998
    3. Statements of Operations for the Year Ended December 31, 1999
       and 1998
    4. Statements of Changes in Net Assets For the Years Ended December 31, 1999 and 1998
    5. Notes to Financial Statements - December 31, 1999

     The following financial statements of the Company are included in Part B hereof:

    1. Independent Auditors' Report
    2. Balance Sheets - December 31, 1999 and 1998
    3. Statements of Operations For the Year Ended December 31, 1999, 1998 and 1997
    4. Statements of Stockholder's Equity
    5. Statements of Cash Flows for the Years Ended December 31, 1999, 1998 and 1997
    6. Notes to Financial Statements

(b)  Exhibits

     (1) Certified resolution of the board of directors of the Company dated February 12, 1996, establishing the Variable Account.*

     (2)  Not applicable.

     (3) Form of underwriting agreement between the Company and CNA Investor Services, Inc. ("CNAISI").**

     (4) (a) Form of Flexible Premium Deferred Variable Annuity Contract (the "Contract").+

          (b)  Form of Terminal Illness and Confinement Endorsement.***

          (c)  Form of Tax Sheltered Annuity Endorsement.***

          (d)  Form of Pension/Profit Sharing Endorsement.***

          (e)  Form of Systematic Withdrawal Endorsement.***

          (f)  Form of Automatic Transfer Endorsement.***

          (g)  Form of Dollar Cost Averaging I Endorsement.+

          (h)  Form of Dollar Cost Averaging II Endorsement.+

          (i)  Form of Roth IRA Endorsement. ***

          (j)  Form of IRA Endorsement. ***

     (5) Form of Application.+

     (6)  (a)  Articles of Incorporation of the Company.*

          (b)  By-Laws of the Company.*

     (7)  Not applicable.

     (8) (a) Form of Participation Agreement between the Company and Federated Insurance Series.**

          (b) Form of Participation Agreement between the Company and Variable Insurance Products Fund.**

          (c) Form of Participation Agreement between the Company and The Alger American Fund.**

          (d) Form of Participation Agreement between the Company and MFS Variable Insurance Trust. **

          (e) Form of Participation Agreement between the Company and SoGen Variable Funds, Inc. **

          (f) Form of Participation Agreement between the Company and Van Eck Worldwide Insurance Trust.**

          (g) Form of Participation Agreement between the Company and Janus Aspen Series.***

          (h) Form of Participation Agreement among the Company, CNA Investor Services, Inc., Lazard Asset Management and Lazard Retirement Series, Inc.++

          (i) Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and the Company.++

          (j) Form of Participation Agreement among the Company, CNA Investor Services, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc.++

          (k) Form of Shareholder Services Agreement between the Company and American Century Investment Management, Inc.++

          (l) Form of Participation Agreement between the Company and Morgan Stanley Dean Witter Universal Funds, Inc.++

     (9)  (a)  Opinion and Consent of Counsel

     (9)  (b)  Consent of Blazzard, Grodd & Hasenauer, P.C.

     (10) Independent Auditors' Consent

     (11) Not applicable.

     (12) Not applicable.

     (13) Calculation of Performance Information.

     (14) Not applicable

* Incorporated herein by reference to the initial filing of this Form N-4 Registration on February 20, 1996.

** Incorporated herein by reference to filing of Pre-Effective Amendment Number 1 to this Form N-4 Registration on September 4, 1996.

*** Incorporated herein by reference to Form N-4 (File No. 333-85511) as filed electronically on August 18, 1999.

+ Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 (File No. 333-85511) as filed electronically on December 29, 1999.

++ Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 (File No. 333-85511) as filed electronically on February 11, 2000.

ITEM 25.  DIRECTORS AND OFFICERS OF THE COMPANY

     The name, age, positions and offices, term as director, and business experience during the past five years for Valley Forge Life Insurance Company's ("VFL") directors and executive officers are listed in the following table:

----------------------------------------------------------------------------------------------------
                                          OFFICERS OF VFL
----------------------------------------------------------------------------------------------------
                                    POSITION(S) HELD
      NAME AND ADDRESS        AGE       WITH VFL      PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------
- ----------------------------------------------------------------------------------------------------
Bernard L. Hengesbaugh        53    Chairman of the   Chairman of the Board and Chief Executive
CNA Plaza                           Board, Chief      Officer of CNA since February, 1999. Prior
Chicago, IL 60685                   Executive         thereto, Mr. Hengesbaugh served as Executive
                                    Officer, and      Vice President and Chief Operating Officer of
                                    Director          CNA since February, 1998. Prior thereto, Mr.
                                                      Hengesbaugh was Senior Vice President of CNA
                                                      since November, 1990. Mr. Hengesbaugh has
                                                      served as Director since February, 1999.
- ----------------------------------------------------------------------------------------------------
Peter E. Jokiel               52    President and     Senior Vice President of CNA since November,
CNA Plaza                           Chief Operating   1990.  Chief Financial Officer of CNA from
Chicago, IL 60685                   Officer,          November, 1990 through October, 1997.  Mr.
                                    CNA Life          Jokiel served as a Director of VFL from July,
                                                      1992 through October, 1997.
------------------------------------------------------------------------------------------------------
Jonathan D. Kantor            43    Senior Vice       Senior Vice President, Secretary and General
CNA Plaza                           President,        Counsel of CNA since April, 1997. Group Vice
Chicago, IL 60685                   Secretary,        President of CNA since April, 1994. Prior
                                    General Counsel   thereto, Mr. Kantor was a partner at the law
                                    and Director      firm of Shea & Gould.* Mr. Kantor has served
                                                      as a Director of VFL since April, 1997.
- ----------------------------------------------------------------------------------------------------
Robert V. Deutsch             40    Senior Vice       Senior Vice President, Chief Financial Officer
CNA Plaza                           President, Chief  and Director since August 16, 1999.  Prior
Chicago, IL 60685                   Financial         thereto, Chief Financial Officer for Executive
                                    Officer, Director Risk, Inc.
- ----------------------------------------------------------------------------------------------------
Tom Taylor                    48    Executive Vice    Executive Vice President, Underwriting Policy
CNA Plaza                           President         Group since June 1999. Specialty Operations,
Chicago, IL 60685                                     1998-1999. President and Chief Operating
                                                      Officer, Financial Insurance, 1992-1998.
------------------------------------------------------------------------------------------------------
Thomas Pontarelli             51    Senior Vice       Senior Vice President, Human Resources since
CNA Plaza                           President,        April, 2000.  Prior thereto, Group Vice President,
Chicago, IL 60685                   Director          Human Resources. From May 1974 to December 1997,
                                                      series of positions culminating in the position of
                                                      Chairman, CEO, and President of Washington
                                                      National Insurance Company.
------------------------------------------------------------------------------------------------------
Donald P. Lofe, Jr.           42    Group Vice        Group Vice President, Corporate Finance
                                    President,        Department since October 1998.  Prior thereto,
                                    Director          partner of PricewaterhouseCoopers LLP.

-----------------------------------------------------------------------------------------------------
John M. Squarok               46    Group Vice        Group Vice President of CNA since July 1998.
                                    President         Prior thereto, Mr. Squarok was Chief Financial
                                    and Director      Officer of various businesses of GE Capital from
                                                      August 1988 until July 1998.  Director since
                                                      August 1998.
------------------------------------------------------------------------------------------------------

     Each director is elected to serve until the next annual meeting of stockholders or until his or her successor is elected and shall have qualified. Some directors hold various executive positions with insurance company affiliates of VFL. Executive officers serve at the discretion of the Board of Directors.

     *    Shea & Gould declared bankruptcy in 1995.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. The Company is a stock life insurance company of which all of the voting securities are owned by Continental Assurance Company. Continental Assurance Company is owned by Continental Casualty Company, a stock casualty insurance company organized under the Illinois Insurance Code, the home office of which is located at CNA Plaza, Chicago, Illinois 60685. All of the voting securities of Continental Casualty Company are owned by CNA Financial Corporation, a Delaware Corporation. As of September 30, 1999, 86% of the outstanding voting securities of CNA Financial Corporation are owned by Loews Corporation, a Delaware Corporation, 667 Madison Avenue, New York, New York 10021-8087. Loews corporation has interests in insurance, hotels, watches and other timing devices, drilling rigs and tobacco. Laurence A. Tisch is Co-Chairman of the Board and a director of Loews Corporation and Chief Executive Officer and a director of CNA Financial Corporation. Preston R. Tisch is Co-Chairman of the Board and a director of Loews Corporation and a director of CNA Financial Corporation. James S. Tisch is President and Chief Executive Officer and director of Loews Corporation and a director of CNA Financial Corporation.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of April 12, 2000, there were 32 non-qualified contract owners and 20 qualified contract owners.


ITEM 28.  INDEMNIFICATION

The registrant has no officers, directors or employees. The depositor and the registrant do not indemnify the officers, directors of employees of the depositor. CNA Financial Corporation, ("CNAFC") a parent of the depositor, indemnifies the depositor's officers, directors and employees in their capacity as such. Most of the officers, directors and employees are also officers, directors and/or employees of CNAFC.

CNAFC indemnifies any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of CNAFC) by reason of the fact that he is or was a director, officer, employee, or agent of CNAFC, or was serving at the request of CNAFC as a director, office, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorney's fees), judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of CNAFC, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

CNAFC indemnifies any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of CNAFC to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee or agent of CNAFC, or was serving at the request of CNAFC as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorney's fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of CNAFC. No indemnification is made, however, in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to CNAFC unless and only to the extent that a court determines that, despite the adjudication of liability but in view of all of the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the court deems proper.

To the extent that any person referred to above is successful on the merits or otherwise in defense of any action, suit or proceeding referred to above, or in defense of any claim, issue or matter therein, CNAFC will indemnify such person against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith. CNAFC may advance to such a person, expenses incurred in defending a civil or criminal action, suit or proceeding as authorized by CNAFC's board of directors upon receipt of an undertaking by (or on behalf of) such person to repay the amount advanced unless it is ultimately determined that he is entitled to be indemnified.

Indemnification and advancement of expenses described above (unless pursuant to a court order) is only made as authorized in the specific case upon a determination that such indemnification or advancement of expenses is proper in the circumstances because he has met the applicable standard of conduct. Such determination must be made by a majority vote of a quorum of CNAFC's board of directors who are not parties to the action, suit or proceeding or by independent legal counsel in a written opinion or by CNAFC's stockholders.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.  PRINCIPAL UNDERWRITER

(a) CNAISI is the registrant's principal underwriter and also serves as the principal underwriter of certain variable annuity contracts and variable life insurance contracts issued by the Company and certain variable annuity contracts and variable life insurance contracts issued by affiliates of the Company.


(b) CNA Investor Services Inc.("CNAISI") is the principal underwriter for the Policies. The following persons are the officers and directors of CNAISI.

      Name and Principal  Positions and Offices
      Business Address    with Underwriter
      ----------------    ----------------

      Kevin Hogan             President, Chief Executive Officer,
                              Treasurer and Director
      Ronald Chapon           Vice President and Director
      Lynne Gugenheim         Vice President, Secretary and Director
      John J. Sullivan, Jr.   Vice President and Director

The principal business address for each officer and director of CNAISI is CNA Plaza, 34 South Chicago, Illinois 60685.

(c)   Not applicable.

Item 30.  LOCATION BOOKS AND RECORDS

All of the accounts,  books,  records or other documents  required to be kept by
Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at CNA Plaza, Chicago, Illinois 60685, or 100 CNA Drive, Nashville, Tennessee 37214-3439, and by CNAISI at CNA Plaza, Chicago, Illinois 60685.

ITEM 31.  MANAGEMENT SERVICES

          Not Applicable.

ITEM 32. UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. Valley Forge Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

     The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Chicago, and the State of Illinois, on this 19th day of April, 2000.

                                  VALLEY FORGE LIFE INSURANCE COMPANY on
                                  behalf of its separate account

                                  VALLEY FORGE LIFE INSURANCE COMPANY
                                  VARIABLE ANNUITY SEPARATE ACCOUNT
                                  (Registrant)


                                  By:/s/DAVID L. STONE
                                     ---------------------------------


                                  VALLEY FORGE LIFE INSURANCE COMPANY
                                  (Depositor)


                                  By: /s/JOEL S. FELDMAN
                                     ---------------------------------




As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.





Signature                          Title                           Date
- ---------                        -----                           ----


/s/BERNARD L. HENGESBAUGH                                         4-19-00

--------------------------         Chairman of the Board,         ---------
Bernard L. Hengesbaugh             Chief Executive Officer         Date
                                   and Director

/s/ROBERT V. DEUTSCH                                               4-19-00

----------------------             Chief Financial Officer         ---------
Robert V. Deutsch                  and Director                    Date

/s/THOMAS PONTARELLI                                               4-19-00

----------------------             Director and Senior             ---------
Thomas Pontarelli                  Vice President                  Date


/s/JONATHAN D. KANTOR                                               4-19-00

----------------------             Senior Vice President, Secretary ---------
Jonathan D. Kantor                 General Counsel, Director        Date


/s/DONALD P. LOFE, JR.                                              4-18-00

----------------------             Group Vice President, Director  ---------
Donald P. Lofe, Jr.                                                Date

/s/JOHN M. SQUAROK                                                  4-17-00

----------------------             Group Vice President, Director  ---------
John M. Squarok                                                    Date






      VALLEY FORGE LIFE INSURANCE COMPANY VARIABLE ANNUITY SEPARATE ACCOUNT


                   POST-EFFECTIVE AMENDMENT NO. 2 TO FORM N-4
                       (FILE NOS. 333-85511 and 811-7547)

                                INDEX TO EXHIBITS


EXHIBIT  NO.

EX-99.B9(a)    Opinion and Consent of Counsel
EX-99.B9(b)    Consent of Blazzard, Grodd & Hasenauer, P.C.
EX-99.B10      Independent Auditors' Consent
EX-99.B13      Calculation of Performance Information